(ICON)

Prudential
California
Municipal
Fund
----------------------
California Series

ANNUAL
REPORT
Aug. 31, 1997

(LOGO)

Prudential California Municipal
Fund
California Series

Performance At A Glance.
Municipal bond interest rates edged
lower during the year ended
August 31, 1997, enabling the
Prudential California Municipal
Fund -- California Series to
provide solid total returns for
investors seeking tax-free income.
Although interest rates
were unsettled from time to time,
your Series appreciated
nicely by holding a mix of long-
term, high quality bonds
that rose in price as interest
rates fell and shorter term,
higher yielding bonds that
protected assets when interest
rates bounced back up.


One                Five
Ten                Since

Year               Years
Years            Inception2
Cumulative           Class A
9.01%   (8.92)4    37.88%  (37.76)4
N/A           72.91%   (72.76)4
Total Returns1       Class B
8.67    (8.58)4    35.16   (35.04)4
95.21% (94.55)4   170.66
(167.91)4
As of 8/31/97        Class C
8.40    (8.31)4          N/A
N/A           21.56    (21.45)4
                     Class Z
N/A                 N/A
N/A            8.35
                     Lipper CA
                     Muni Avg.3
8.98               37.36
109.68                  ***


One                Five
Ten                Since

Year               Years
Years            Inception2
Average          Class A     5.96%
(5.87)4     6.22%  (6.20)4
N/A          7.17%  (7.16)4
Annual           Class B     3.80
(3.71)4     6.27   (6.25)4
7.56%  (7.52)4    8.06   (7.97)4
Total Returns1   Class C     7.53
(7.44)4           N/A
N/A          6.84   (6.81)4
As of 9/30/97    Class Z     9.42
(9.33)4           N/A
N/A          9.64   (9.55)4



Taxable Equivalent Yield5
                            Total
Distributions     30-Day
At Tax Rates Of
                              Paid
for 12 Mos.     SEC Yield
36%               39.6%
Distributions       Class A
$0.65          4.26% (4.21)4
7.34% (7.25)4     7.78%  (7.68)4
& Yields            Class B
$0.60          3.99  (3.94)4
6.87  (6.79)4     7.28   (7.19)4
As of 8/31/97       Class C
$0.57          3.73  (3.68)4
6.43  (6.34)4     6.81   (6.72)4
                    Class Z
$0.64          4.49  (4.44)4
7.73  (7.65)4     8.20   (8.10)4

Past performance is not indicative
of future results. Principal and
investment return will fluctuate so
that an investor's shares,
when redeemed, may be worth more or
less than original cost.

1Source: Prudential Investments
Fund Management and Lipper
Analytical Services. The cumulative
total returns do not take
into account sales charges. The
average annual returns do take
into account applicable sales
charges. The Series charges a
maximum front-end sales load of 3%
for Class A shares and a
declining contingent deferred sales
charge (CDSC) of 5%, 4%,
3%, 2%, 1% and 1% for six years,
for Class B shares. Class C
shares have a 1% CDSC for one year.
Class B shares automatically
convert to Class A shares on a
quarterly basis, after
approximately
seven years. Class Z shares have no
service or 12b-1 fee.

2Inception dates: 1/22/90 Class A;
9/19/84 Class B; 8/1/94 Class C;
9/18/96 Class Z.

3The Lipper California Municipal
Bond fund average includes 101
funds for
one year, 51 funds for five years
and 30 funds for 10 years.

4Without waiver of management fees
and/or expense subsidization, the
Series' cumulative, average annual
total returns and distributions
would have been lower, as indicated
in parentheses ( ).

5Taxable equivalent yields reflect
federal and applicable state tax
rates.

***The Lipper Since Inception
category return for Class A shares
is
80.49%; for Class B is 120.60%;for
Class C is 25.59%; and for
Class Z is 7.74% for all funds in
each share class.

How Investments Compared.
(As of 8/31/97)
  (GRAPH)

Source: Lipper Analytical Services.
Financial markets change,
so a mutual fund's past performance
should never be used to
predict future results. The risks
to each of the investments
listed above are different -- we
provide 12-month total returns
for several Lipper mutual fund
categories to show you that
reaching for higher returns means
tolerating more risk. The
greater the risk, the larger the
potential reward or loss.
In addition, we've included
historical 20-year average annual
returns. These returns assume the
reinvestment of dividends.

U.S. Growth Funds will fluctuate a
great deal. Investors have
received higher historical total
returns from stocks than
from most other investments.
Smaller capitalization stocks
offer greater potential for long-
term growth but may be more
volatile than larger capitalization
stocks.

General Bond Funds provide more
income than stock funds, which
can help smooth out their total
returns year by year. But their
prices still fluctuate (sometimes
significantly) and their
returns have been historically
lower than those of stock funds.

General Municipal Debt Funds invest
in bonds issued by state
governments, state agencies and/or
municipalities. This
investment provides income that is
usually exempt from
federal and state income taxes.

Tax-Exempt Money Funds attempt to
preserve a constant
share value; they don't fluctuate
much in price but,
historically, their returns have
been generally among
the lowest of the major investment
categories.

*18 years for money market returns.

Christian Smith, Fund Manager
(PICTURE)

Portfolio
Manager's Report

The Series invests primarily in
carefully selected, long-term
municipal bonds that offer a high
level of income exempt from
California state and federal income
taxes, while seeking to
preserve capital. Certain
shareholders, however, may be
subject to the federal alternative
minimum tax. There can
be no assurance the Series will
achieve its investment objective.

Fee Waiver.
Effective September 1, 1997, the
management fee waiver
was ended for your Fund. The effect
of this change will
be to reduce the Series' yield and
total return by about
0.05 of 1%. For more information,
please refer to your
Fund prospectus, the section
entitled "How
The Fund Is Managed -- Manager --
Fee Waivers."

Strategy
Session.What A Ride!

Our strategy during the reporting
period was to position your
Series so that it could perform
well whether municipal interest
rates rose or fell. We purchased
triple-A rated, long-term,
non-callable bonds selling well
below par (a bond's face value)
because they appreciate rapidly in
value when interest rates
fall. We also emphasized lesser
quality bonds with higher
coupons because these tend to hold
up well when interest
rates climb and bond prices
decline.

Changing views about the pace of
U.S. economic growth kept
municipal bond interest rates on a
roller coaster over the
past year. When investors thought
the economy was losing
steam and posed little risk of
higher inflation, they bid
up tax-free bond prices and pushed
yields lower. At other
times, bond prices fell and yields
rose amid concern that
the Federal Reserve would increase
the Federal Funds rate
(what banks charge each other for
overnight loans) to keep
a robust economy from causing
inflationary pressures to
build. Correctly anticipating
central bank actions is one
way your Series seeks to enhance
tax-free return.

The U.S. economy grew unevenly in
the second half of 1996,
inching forward at a 1% annualized
rate in the summer
then racing ahead at more than four
times that pace in the
final three months of the year. It
continued to speed along
in the winter of 1996-97, powered
by a vibrant job market
and solid consumer spending.

Most investors felt certain that an
interest rate increase
was imminent, and they were right.
The Federal Reserve raised
the Federal Funds rate by a quarter
of a percentage point to
5.5% on March 25, the first
increase in two years. As investors
feared that all interest rates
would climb further, municipal
bond interest rates peaked in April
at 6.14%. As it turned out,
the Federal Funds rate remained
unchanged in May, July and
August. As a result, tax-free rates
fell to 5.68% as the
reporting period ended in August.

Portfolio Breakdown.
Expressed as a percentage of
total investments as of 8/31/97.
(PIE CHART)

What Went Well.
The Best Of Care.

There is nothing we like better
than finding bonds that offer solid
credit quality and attractive
yields. Bonds issued
by California Health Facilities
Finance Authority on behalf
of ValleyCare Hospital fit the bill
so we purchased them
this summer. Interest and principal
on the bonds are
guaranteed by the California
mortgage insurance program,
which was established to enable
health care facilities in
California to gain access to tax-
exempt financing at
borrowing costs comparable to the
state's.

Ultimately, the full faith and
credit of the State of
California backs the bonds. If
necessary, the mortgage
insurance program can request the
state to issue debentures
that carry the same interest rate
as the original bonds and
are on par with the state's general
obligation bonds. That
is why Standard & Poor's gives
bonds guaranteed by California
mortgage
insurance the same A-plus rating it
assigns to the state's
general obligation debt.

Five Largest Issuers.
7.9%     Southern California Power
Agency
6.9%     Orange County Local
Transportation Authority
4.7%     Santa Margarita Dana Point
Authority
3.5%     Brea Public Finance
Authority
3.4%     Metro Water Dist. Southern
California

Expressed as a percentage of net
assets as of 8/31/97.


And Not So Well.
Prices Rose Too Quickly.

We expected the economy to continue
expanding rapidly in the
spring after such a strong winter.
So we were not surprised
when municipal interest rates
climbed further in April.

Then the government reported that
economic growth slowed
markedly in the spring as consumer
spending fizzled.
Municipal interest rates began
edging lower and fell sharply
after the Federal Reserve left the
Federal Funds rate
unchanged in May. By the end of
July, municipal bond
prices had soared.

Frankly, we did not expect bond
prices to appreciate so
sharply. Our performance would have
been better had we
lengthened duration more to take
better advantage of the
bond market rally. Duration is a
measure of the Series'
sensitivity to interest rate
changes. The longer the
duration, the more the Series'
value will gain in price
when interest rates fall and vice
versa.

Credit Quality.
Expressed as a percentage of
total investments as of 8/31/97.
(PIE CHART)

Looking Ahead.We are cautious about
the bond market in
the near future because another
central bank interest rate increase
may be necessary
to keep the U.S. economy from
overheating and sparking
higher inflation.

Investors initially thought the
economy grew at a much
slower pace this spring compared
with the winter. Yet recently
revised government figures showed
the economy expanded
at a healthy 3.6% annualized rate
from April through June.
Further signs that the economy
continues on a roll emerged
in the summer as the unemployment
rate slid below 5%.

There is reason to wonder whether
the Federal Reserve will
act again by year end. Besides, our
past experience tells
us that changes in monetary policy
are rarely one-shot deals.

President's Letter
September 22, 1997
(PICTURE)

             What's The Best
Investment Strategy?

Dear Shareholder:

The best investment strategy is one
that works. And one of
the easiest and time-tested
strategies that can help your
assets
grow over the long term is
reinvesting your distributions. As
the
chart below illustrates, a $10,000
investment in Class B shares of
the Prudential California Municipal
Fund -- California Series
would have grown by $8,575 more if
all dividends and capital
gains were reinvested over a 10-
year period ended August 31, 1997.

(GRAPH)

Of course, individual results may
vary and reinvestment of
distributions does not guarantee
positive returns (no investment
strategy can), but it will help
your investment grow faster when
times are good, and help cushion
the effects when times are
uncertain. And here's another point
to consider: when you
reinvest in your Prudential mutual
fund, the new shares are
purchased without a sales charge.

Is reinvesting the best investment
strategy for you? That's
a decision that depends on your
financial goals and current
needs. Why not contact your
Prudential Securities Financial
Advisor or Pruco Securities
Registered Representative today
for more information or call
Customer Service at 1-800-225-1852.

Thank you for your continued
confidence in Prudential mutual
funds.

Sincerely,

Brian M. Storms
President, Prudential Mutual Funds
& Annuities

Portfolio of Investments
PRUDENTIAL CALIFORNIA MUNICIPAL
FUND
as of August 31, 1997
CALIFORNIA SERIES
-----------------------------------
-----------------------------------
----------

Moody's
Principal

Rating      Interest     Maturity
Amount            Value
Description (a)
(Unaudited)      Rate         Date
(000)           (Note 1)
-----------------------------------
-----------------------------------
-----------------------------------
---------------------
LONG-TERM INVESTMENTS--99.1%
-----------------------------------
-----------------------------------
-----------------------------------
---------------------
Arcadia Unified Sch. Dist.,
   Gen. Oblig., Ser. A, M.B.I.A.
Aaa              Zero
9/01/10    $ 1,765        $
890,496
   Gen. Oblig., Ser. A, M.B.I.A.
Aaa              Zero
9/01/14      1,370
541,821
   Gen. Oblig., Ser. A, M.B.I.A.
Aaa             Zero
9/01/15      2,555
948,467
   Gen. Oblig., Ser. A, M.B.I.A.
Aaa             Zero
9/01/16      1,225
427,231
   Gen. Oblig., Ser. A, M.B.I.A.
Aaa             Zero
9/01/17      1,790
588,319
Bakersfield Pub. Fac. Corp., Cert.
of Part., Wtr.
   Treat. Plant, No. 3
NR                8.00%
1/01/10      2,750(f)
2,815,368
Baldwin Park Pub. Fin. Auth. Rev.,
Tax Alloc.                BBB(c)
7.05        9/01/14      1,020
1,119,838
Berkeley Hosp. Rev., Alta Bates
Hosp. Corp.                  Aaa
7.65       12/01/15      1,580(f)
1,726,750
Brea Pub. Fin. Auth. Rev., Sub. Tax
Alloc. Redev.
   Proj., Ser. C
NR                8.10
3/01/21      5,000
5,377,600
Buena Park Cmnty. Redev. Agcy.,
Central Bus. Dist.
   Proj.
BBB+(c)           7.10
9/01/14      2,500
2,713,350
California St. Brd. of Pub. Wks.,
Lease Rev., Univ. of
   California at Santa Barbara,
High Technology Facs.,
   Ser. A
Aaa               8.125
2/01/08      2,500(f)
2,594,525
California St. Hlth. Facs. Fin.
Auth. Rev.,
   Episcopal Homes Foundation, Ser.
A                        A+(c)
7.70        7/01/18      2,500
2,619,250
   Eskaton Properties
NR                7.50
5/01/20      4,500(f)/(d)
4,949,415
   Valleycare Hosp. Corp.
A+(c)             5.50
5/01/20      2,250
2,209,770
California St. Hsg. Fin. Agcy.
Rev., Sngl. Fam. Mtge.,
   Ser. A
Aa              Zero
2/01/15      8,420
1,632,891
Chula Vista Redev. Agcy., Bayfront
Tax Alloc.                BBB+(c)
7.625       9/01/24      4,500
5,161,320
Contra Costa Cnty., Spec. Tax
Cmnty. Facs. Dist.
   Pleasant Hill
NR                8.125
8/01/16      1,300
1,390,480
Desert Hosp. Dist., Cert. of Part.
AAA(c)            8.10
7/01/20      5,000(f)/(d)
5,622,000
East Palo Alto Sanit. Dist., Cert.
of Part.                  NR
8.25       10/01/15      1,295
1,397,512
Fairfield Pub. Fin. Auth. Rev.,
Fairfield Redev.
   Projs., Ser. A
NR                7.90
8/01/21      4,200(f)
4,821,138
Fontana Cmnty. Facs., Dist. No. 2,
Spec. Tax Rev., Ser.
   B
NR                8.50
9/01/17      3,000
3,138,870
Foothill/Eastern Trans. Corridor
Agcy.,
   Toll Rd. Rev., 1995-A
Baa             Zero
1/01/16      5,000
1,687,950
   Toll Rd. Rev.
Baa             Zero
1/01/18      2,950
882,905
Kings Cnty. Wst. Mgmt. Auth., Solid
Wst. Rev., A.M.T.        BBB+(c)
7.20       10/01/14      1,225
1,355,622
La Canada Unified Sch. Dist.,
   Capital Apprec., F.G.I.C.
Aaa             Zero
8/01/12      1,600
719,312
   Unltd. Tax Gen. Oblig., F.G.I.C.
Aaa             Zero
8/01/13      1,680
710,338
Long Beach Redev. Agcy. Dist. No.
3, Spec. Tax Rev.          NR
6.375       9/01/23      3,000
3,071,250
Los Angeles Cnty., Cert. of Part.,
   Civic Ctr. Heating &
Refrigeration Plant
NR                8.00
6/01/10      2,000(f)/(d)
2,099,740
   Correctional Facs. Proj.,
M.B.I.A.                        Aaa
Zero          9/01/10      3,770
1,923,906
   Solheim Lutheran Home Inc.
A(c)              8.125
11/01/17      2,000(f)
2,054,280
Los Angeles Cnty., Hsg. Auth.,
Multi-fam. Mtge. Rev.,
   Mayflower Gardens Proj., Ser. K,
G.N.M.A.                 NR
8.875      12/20/10
2,100(f)/(d)    2,449,566
Los Angeles Conv. & Exhib. Ctr.
Auth., Cert. of Part.        Aaa
9.00       12/01/10
1,250(e)/(f)    1,633,150
Manhattan Beach California Unified
Sch. Dist.,
   Capital Apprec., Series A,
F.G.I.C.                       Aaa
Zero          9/01/12      1,000
447,560

-----------------------------------
-----------------------------------
----------
See Notes to Financial Statements.
3

Portfolio of Investments
PRUDENTIAL CALIFORNIA MUNICIPAL
FUND
as of August 31, 1997
CALIFORNIA SERIES
-----------------------------------
-----------------------------------
----------

Moody's
Principal

Rating      Interest     Maturity
Amount            Value
Description (a)
(Unaudited)      Rate         Date
(000)           (Note 1)
-----------------------------------
-----------------------------------
-----------------------------------
---------------------
Manhattan Beach California Unified
Sch. Dist.,
   Capital Apprec., Series A,
F.G.I.C.                       Aaa
Zero         9/01/13    $ 1,250
$    526,150
   Capital Apprec., Series A,
F.G.I.C.                       Aaa
Zero         9/01/14      2,000
790,980
Met. Wtr. Dist. of Southern
California,
   Rev. Linked S.A.V.R.S. &
R.I.B.S.                         Aa
5.75%       8/10/18      1,000
1,034,610
   Waterworks Rev. Rfdg., Ser. A
Aa                5.75
7/01/21      4,000
4,219,360
Midpeninsula Regional Open Space
Dist. Fin. Auth. Rev.,
   A.M.B.A.C.
Aaa             Zero
9/01/15      3,000
1,105,890
Mojave Desert Solid Wst. Victor
Vally Materials, Recov.
   Fac., A.M.T.
Baa1              7.875
6/01/20      1,175
1,334,906
Orange Cnty. Loc. Trans. Auth.,
   Linked S.A.V.R.S. & R.I.B.S.
Aa                6.20
2/14/11      1,500
1,642,095
   Linked S.A.V.R.S. & R.I.B.S.,
A.M.B.A.C.                  Aaa
6.20        2/14/11      8,000
8,823,200
Petaluma City Joint Union High Sch.
Dist.,
   Capital Apprec., M.B.I.A.
Aaa             Zero
8/01/14      1,170
464,829
   Capital Apprec., M.B.I.A.
Aaa             Zero
8/01/15      1,600
596,688
   Capital Apprec., M.B.I.A.
Aaa             Zero
8/01/16      1,455
509,788
   Capital Apprec., M.B.I.A.
Aaa             Zero
8/01/17      3,015
995,553
Redding Elec. Sys. Rev., Cert. of
Part., Linked
   S.A.V.R.S. & R.I.B.S., M.B.I.A.
Aaa               6.368
7/01/22      3,550
3,995,028
Roseville City Sch. Dist., Cap.
Apprec. Ser. A,
   F.G.I.C.
Aaa             Zero
8/01/10      1,230
623,303
San Bernardino Cnty.,
   Cert. of Part, Med. Ctr. Fin.
Proj., M.B.I.A.             Aaa
5.50        8/01/22      4,400
4,453,636
   Fin. Auth. Ref. Impt., Granada
Hills, Ser. A              BBB-(c)
6.90        5/01/27      1,715
1,796,051
San Francisco City & Cnty., Redev.
Agcy.,
   Lease Rev., Cap. Apprec.
A2              Zero
7/01/09      2,000
1,070,460
San Jose, Unified Sch. Dist., Santa
Clara,
   Gen. Oblig., Ser. A, F.G.I.C.
Aaa             Zero
8/01/17      1,350
445,770
   Gen. Oblig., Ser. A, F.G.I.C.
Aaa             Zero
8/01/21      2,980
773,906
Santa Cruz Cnty. Pub. Fin. Auth.
Rev.,
   Tax Alloc. Sub. Ln., Ser. B
AAA(c)            7.625
9/01/21      2,350(f)
2,569,749
Santa Margarita, Dana Point Auth.,
   Impvt. Dists. 3, Ser. B,
M.B.I.A.
Aaa               7.25
8/01/08      2,500
3,022,925
   Impvt. Dists. 3, Ser. A,
M.B.I.A.
Aaa               7.25
8/01/09      1,400
1,704,290
   Impvt. Dists. 3, Ser. B,
M.B.I.A.
Aaa               7.25
8/01/09      1,000
1,217,350
   Impvt. Dists. 3, Ser. B,
M.B.I.A.
Aaa               7.25
8/01/14      1,000
1,233,940
So. Orange Cnty., Pub. Fin. Auth.,
   Foothill Area Proj., F.G.I.C.
Aaa               6.50
8/15/10        750
863,332
   Spec. Tax Rev., M.B.I.A.
Aaa               7.00
9/01/11      3,500(d)
4,214,735
Southern California Pub. Pwr.
Auth.,
   Proj. Rev.
A                 6.75
7/01/10      2,265
2,618,363
   Proj. Rev.
A                 6.75
7/01/11      1,195
1,387,634
   Proj. Rev.
A                 6.75
7/01/12      2,935
3,407,799
   Proj. Rev.
A                 6.75
7/01/13      4,000
4,630,120

-----------------------------------
-----------------------------------
----------
See Notes to Financial Statements.
4

Portfolio of Investments
PRUDENTIAL CALIFORNIA MUNICIPAL
FUND
as of August 31, 1997
CALIFORNIA SERIES
-----------------------------------
-----------------------------------
----------

Moody's
Principal

Rating      Interest     Maturity
Amount            Value
Description (a)
(Unaudited)      Rate         Date
(000)           (Note 1)
-----------------------------------
-----------------------------------
-----------------------------------
---------------------
Southern California Pub. Pwr.
Auth.,
   Proj. Rev., A.M.B.A.C.
Aaa              Zero
7/01/16    $ 7,925(d)     $
2,825,580
   Transmission Proj. Rev. Rfdg.,
Ser. A, F.G.I.C.           Aaa
Zero         7/01/12      7,080
3,234,356
Stockton Cmnty. Facs. Dist. No. 90-
2, Brookside Estates      NR
6.20%       8/01/15        700
699,209
Sulphur Springs Union Sch. Dist.,
Ser. A, M.B.I.A.           Aaa
Zero          9/01/09      2,000
1,076,080
Torrance Redev. Agcy., Rfdg. Tax.
Alloc., Downtown
   Redev.
Baa               7.125
9/01/21      1,580
1,707,869
Vacaville Cmnty. Redev. Agcy.,
Cmnty. Hsg. Fin.
   Multi-family
A-(c)             7.375
11/01/14      1,110
1,186,457
Victor Valley Union High Sch.
Dist.,
   Gen. Oblig., M.B.I.A.
Aaa             Zero
9/01/09      2,075
1,116,433
   Gen. Oblig., M.B.I.A.
Aaa             Zero
9/01/15      5,070
1,882,085
Virgin Islands Terr., Hugo Ins.
Claims Fund Proj., Ser.
   91
NR                7.75
10/01/06        785
859,292
Walnut Valley Unified Sch. Dist.,
M.B.I.A.                   Aaa
6.00        8/01/15      1,870
2,036,075
Whittier Pub. Fin. Auth. Rev.,
Whittier Blvd. Redev.
   Proj., Ser. A
NR                7.50
9/01/14        825
855,764

------------
Total long-term investments (cost
$137,711,042)
151,273,630
SHORT-TERM INVESTMENTS--0.3%
California Poll. Ctrl. Fin. Auth.
Rev.,
   Shell Oil Co. Proj., Ser. 94-A,
F.R.D.D.                  P-1
3.45        9/02/97        300
300,000
   Ultrapower Rocklin Proj., Ser.
88-A, F.R.D.D.             VMIG1
3.55        9/02/97        200
200,000

------------
Total short-term investments (cost
$500,000)
500,000

------------
Total Investments--99.4%
(cost $138,211,042; Note 4)
151,773,630
Other assets in excess of
liabilities--0.6%
898,666

------------
Net Assets--100%
$152,672,296

------------

------------

---------------
(a) The following abbreviations are
used in portfolio descriptions:
     A.M.B.A.C.--American Municipal
Bond Assurance Corporation.
     A.M.T.--Alternative Minimum
Tax.
     F.G.I.C.--Financial Guaranty
Insurance Company.
     F.R.D.D.--Floating Rate
(Daily) Demand Note (b).
     G.N.M.A.--Government National
Mortgage Association.
     M.B.I.A.--Municipal Bond
Insurance Association.
     R.I.B.S.--Residual Interest
Bearing Securities.
     S.A.V.R.S.--Select Auction
Variable Rate Securities.
(b) For purposes of amortized cost
valuation, the maturity date of
Floating Rate
    Demand Notes is considered to
be the later of the next date on
which the
    security can be redeemed at
par, or the next date on which the
rate of
    interest is adjusted.
(c) Standard & Poor's Rating.
(d) Segregated as collateral for
financial futures contracts.
(e) Pledged as initial margin on
financial futures contracts.
(f) Prerefunded issues are secured
by escrowed cash and/or direct U.S.
    guaranteed obligations.
NR--Not Rated by Moody's or
Standard & Poor's.
The Fund's current Statement of
Additional Information contains a
description of
Moody's and Standard & Poor's
ratings.
-----------------------------------
-----------------------------------
----------
See Notes to Financial Statements.
5

PRUDENTIAL CALIFORNIA MUNICIPAL
FUND
Statement of Assets and Liabilities
CALIFORNIA SERIES
-----------------------------------
-----------------------------------
----------

 Assets
August 31, 1997
Investments, at value (cost
$138,211,042)......................
 ...................................
 .........       $ 151,773,630
Cash...............................
 ...................................
 ...................................
 ..              35,286
Interest
receivable.........................
 ...................................
 ............................
1,994,067
Receivable for Series shares
sold...............................
 ...................................
 ........               1,299
Other
assets.............................
 ...................................
 ...............................
4,193

---------------
   Total
assets.............................
 ...................................
 ............................
153,808,475

---------------
Liabilities
Payable for investments
purchased..........................
 ...................................
 .............             700,000
Dividends
payable............................
 ...................................
 ...........................
129,268
Payable for Series shares
reacquired.........................
 ...................................
 ...........             114,138
Accrued
expenses...........................
 ...................................
 .............................
76,293
Management fee
payable............................
 ...................................
 ......................
58,629
Distribution fee
payable............................
 ...................................
 ....................
37,142
Due to broker-variation
margin.............................
 ...................................
 .............              14,063
Deferred trustee's
fees...............................
 ...................................
 ..................
6,646

---------------
   Total
liabilities........................
 ...................................
 ............................
1,136,179

---------------
Net
Assets.............................
 ...................................
 .................................
$ 152,672,296

---------------

---------------
Net assets were comprised of:
   Shares of beneficial interest,
at
par................................
 ...................................
$     129,378
   Paid-in capital in excess of
par................................
 ...................................
 .....         141,829,239

---------------

141,958,617
   Accumulated net realized loss on
investments........................
 ...................................
 .          (2,790,784)
   Net unrealized appreciation on
investments........................
 ...................................
 ...          13,504,463

---------------
Net assets, August 31,
1997...............................
 ...................................
 ..............       $ 152,672,296

---------------

---------------
Class A:
   Net asset value and redemption
price per share
      ($81,535,093 / 6,908,507
shares of beneficial interest
issued and
outstanding).......................
$11.80
   Maximum sales charge (3% of
offering
price).............................
 ................................
 .36

---------------
   Maximum offering price to
public.............................
 ...................................
 ........              $12.16

---------------

---------------
Class B:
   Net asset value, offering price
and redemption price per share
      ($70,092,799 / 5,940,769
shares of beneficial interest
issued and
outstanding).......................
$11.80

---------------

---------------
Class C:
   Net asset value, offer price and
redemption price per share
      ($334,483 / 28,349 shares of
beneficial interest issued and
outstanding).......................
 ......              $11.80

---------------

---------------
Class Z:
   Net asset value, offer price and
redemption price per share
      ($709,921 / 60,130 shares of
beneficial interest issued and
outstanding).......................
 ......              $11.81

---------------

---------------

-----------------------------------
-----------------------------------
----------
See Notes to Financial Statements.
6

PRUDENTIAL CALIFORNIA MUNICIPAL
FUND
CALIFORNIA SERIES
Statement of Operations
-----------------------------------
-------------------------

Year Ended
Net Investment Income
August 31, 1997
Income

Interest...........................
 ......     $ 9,755,392

---------------
Expenses
   Management
fee...........................
775,985
   Distribution fee--Class
A................          78,347
   Distribution fee--Class
B................         379,673
   Distribution fee--Class
C................           3,597
   Custodian's fees and
expenses............
85,000
   Transfer agent's fees and
expenses.......          79,000
   Reports to
shareholders..................
60,000
   Registration
fees........................
56,000
   Legal fees and
expenses..................
14,000
   Audit
fees...............................
13,000
   Trustees' fees and
expenses..............
8,000

Miscellaneous......................
 ......          10,872

---------------
      Total
expenses........................
1,563,474
   Less: Management fee waiver
(Note 2).....         (77,598)
      Custodian fee
credit..................
(374)

---------------
      Net
expenses..........................
1,485,502

---------------
Net investment
income.......................
8,269,890

---------------
Realized and Unrealized
Gain (Loss) on Investments
Net realized gain (loss) on:
   Investment
transactions..................
1,740,017
   Financial futures
transactions...........
(225,325)

---------------

1,514,692

---------------
Net change in unrealized
appreciation (depreciation) on:

Investments........................
 ......       3,559,791
   Financial futures
contracts..............
(154,375)

---------------

3,405,416

---------------
Net gain on
investments.....................
4,920,108

---------------
Net Increase in Net Assets
Resulting from
Operations...................
$13,189,998

---------------

---------------

PRUDENTIAL CALIFORNIA MUNICIPAL
FUND
CALIFORNIA SERIES
Statement of Changes in Net Assets

Increase (Decrease)
Year Ended August 31,
in Net Assets
1997               1996
Operations
   Net investment income.........
$   8,269,890      $   8,976,244
   Net realized gain on
      investment transactions....
1,514,692            514,615
   Net change in unrealized
      appreciation (depreciation)
      of investments.............
3,405,416         (1,203,327)

---------------    ---------------
   Net increase in net assets
      resulting from
      operations.................
13,189,998          8,287,532

---------------    ---------------
Dividends and distributions (Note
   1)
   Dividends from net investment
      income
      Class A....................
(4,328,873)        (3,964,257)
      Class B....................
(3,893,152)        (4,997,891)
      Class C....................
(23,434)           (14,096)
      Class Z....................
(24,431)                --

---------------    ---------------

(8,269,890)        (8,976,244)

---------------    ---------------
   Distributions in excess of net
      investment income
      Class A....................
(14,903)                --
      Class B....................
(14,710)                --
      Class C....................
(110)                --
      Class Z....................
(68)                --

---------------    ---------------

(29,791)                --

---------------    ---------------
Series share transactions (net of
   share conversions) (Note 5)
   Net proceeds from shares
      sold.......................
8,712,231         15,413,483
   Net asset value of shares
      issued in reinvestment of
      dividends and
      distributions..............
4,528,865          4,904,100
   Cost of shares reacquired.....
(24,068,018)       (33,442,925)

---------------    ---------------
   Net decrease in net assets
      from Series share
      transactions...............
(10,826,922)       (13,125,342)

---------------    ---------------
Total decrease...................
(5,936,605)       (13,814,054)
Net Assets
Beginning of year................
158,608,901        172,422,955

---------------    ---------------
End of year......................
$ 152,672,296      $ 158,608,901

---------------    ---------------

---------------    ---------------

-----------------------------------
-----------------------------------
----------
See Notes to Financial Statements.
7

PRUDENTIAL CALIFORNIA MUNICIPAL
FUND
Notes to Financial Statements
CALIFORNIA SERIES
-----------------------------------
-----------------------------------
----------
Prudential California Municipal
Fund (the 'Fund') is registered
under the
Investment Company Act of 1940 as
an open-end investment company. The
Fund was
organized as a Massachusetts
business trust on May 18, 1984 and
consists of
three series. The monies of each
series are invested in separate,
independently
managed portfolios. The California
Series (the 'Series') commenced
investment
operations on September 19, 1984.
The Series is diversified and seeks
to achieve
its investment objective of
obtaining the maximum amount of
income exempt from
federal and California state income
taxes with the minimum of risk by
investing
in 'investment grade' tax-exempt
securities whose ratings are within
the four
highest ratings categories by a
nationally recognized statistical
rating
organization or, if not rated, are
of comparable quality. The ability
of the
issuers of the securities held by
the Series to meet their
obligations may be
affected by economic developments
in a specific state, industry or
region.
-----------------------------------
-------------------------
Note 1. Accounting Policies

The following is a summary of
significant accounting policies
followed by the
Fund, and the Series, in the
preparation of its financial
statements.

Securities Valuations: The Series
values municipal securities
(including
commitments to purchase such
securities on a 'when-issued'
basis) on the basis
of prices provided by a pricing
service which uses information with
respect to
transactions in bonds, quotations
from bond dealers, market
transactions in
comparable securities and various
relationships between securities in
determining values. If market
quotations are not readily
available from such
pricing service, a security is
valued at its fair value as
determined under
procedures established by the
Trustees. Short-term securities
which mature in
more than 60 days are valued at
current market quotations. Short-
term securities
which mature in 60 days or less are
valued at amortized cost. All
securities are
valued as of 4:15 p.m., New York
time.

Financial Futures Contracts: A
financial futures contract is an
agreement to
purchase (long) or sell (short) an
agreed amount of securities at a
set price
for delivery on a future date. Upon
entering into a financial futures
contract,
the Series is required to pledge to
the broker an amount of cash and/or
other
assets equal to a certain
percentage of the contract amount.
This amount is
known as the 'initial margin'.
Subsequent payments, known as
'variation margin',
are made or received by the Series
each day, depending on the daily
fluctuations
in the value of the underlying
security. Such variation margin is
recorded for
financial statement purposes on a
daily basis as unrealized gain or
loss. When
the contract expires or is closed,
the gain or loss is realized and is
presented
in the statement of operations as
net realized gain(loss) on
financial futures
contracts.

The Series invests in financial
futures contracts in order to hedge
its existing
portfolio securities or securities
the Series intends to purchase,
against
fluctuations in value caused by
changes in prevailing interest
rates. Should
interest rates move unexpectedly,
the Series may not achieve the
anticipated
benefits of the financial futures
contracts and may realize a loss.
The use of
futures transactions involves the
risk of imperfect correlation in
movements in
the price of futures contracts,
interest rates and the underlying
hedged assets.

Securities Transactions and Net
Investment Income: Securities
transactions are
recorded on the trade date.
Realized gains and losses on sales
of securities are
calculated on the identified cost
basis. Interest income is recorded
on the
accrual basis. The Series amortizes
premiums and original issue
discount paid on
purchases of portfolio securities
as adjustments to interest income.
Expenses
are recorded on the accrual basis
which may require the use of
certain estimates
by management.

Net investment income (other than
distribution fees) and realized and
unrealized
gains or losses are allocated daily
to each class of shares based upon
the
relative proportion of net assets
of each class at the beginning of
the day.

Federal Income Taxes: For federal
income tax purposes, each series in
the Fund
is treated as a separate taxpaying
entity. It is the intent of the
Series to
continue to meet the requirements
of the Internal Revenue Code
applicable to
regulated investment companies and
to distribute all of its net income
to
shareholders. For this reason, no
federal income tax provision is
required.

Dividends and Distributions: The
Series declares daily dividends
from net
investment income. Payment of
dividends is made monthly.
Distributions of net
capital gains, if any, are made
annually.

Income distributions and capital
gain distributions are determined
in accordance
with income tax regulations which
may differ from generally accepted
accounting
principles.

Custody Fee Credits: The Fund has
an arrangement with its custodian
bank,
whereby uninvested monies earn
credits which reduce the fees
charged by the
custodian.
-----------------------------------
-----------------------------------
----------

PRUDENTIAL CALIFORNIA MUNICIPAL
FUND
Notes to Financial Statements
CALIFORNIA SERIES
-----------------------------------
-----------------------------------
----------
Reclassification of Capital
Accounts: The Fund accounts and
reports for
distributions to shareholders in
accordance with Statement of
Position 93-2:
Determination, Disclosure, and
Financial Statement Presentation of
Income,
Capital Gain and Return of Capital
Distributions by Investment
Companies. The
effect of applying this statement
was to increase undistributed net
investment
income by $29,791, increase
accumulated net realized loss by
$65,676 and
increase paid-in capital by
$35,885, due to the sale of
securities purchased
with market discount. Net
investment income, net realized
gains and net assets
were not affected by this change.
-----------------------------------
-------------------------
Note 2. Agreements

The Fund has a management agreement
with Prudential Investments Fund
Management
LLC ('PIFM'). Pursuant to this
agreement, PIFM has responsibility
for all
investment advisory services and
supervises the subadviser's
performance of such
services. PIFM has entered into a
subadvisory agreement with The
Prudential
Investment Corporation ('PIC'); PIC
furnishes investment advisory
services in
connection with the management of
the Fund. PIFM pays for the cost of
the
subadviser's services, compensation
of officers of the Fund, occupancy
and
certain clerical and bookkeeping
costs of the Fund. The Fund bears
all other
costs and expenses.

The management fee paid PIFM is
computed daily and payable monthly,
at an annual
rate of .50 of 1% of the average
daily net assets of the Series.
Prior to
September 1, 1997, PIFM agreed to
waive a portion (.05 of 1% of the
Series'
average daily net assets) of its
management fee, which amounted to
$77,598
($.003 per share) for the year
ended August 31, 1997. The Series
is not required
to reimburse PIFM for such waiver.
Effective September 1, 1997, PIFM
eliminated
its management fee waiver.

The Fund has a distribution
agreement with Prudential
Securities Incorporated
('PSI') which acts as the
distributor of the Class A, Class
B, Class C and Class
Z shares of the Fund. The Fund
compensates PSI for distributing
and servicing
the Fund's Class A, Class B and
Class C shares, pursuant to plans
of
distribution, (the 'Class A, B and
C Plans'), regardless of expenses
actually
incurred by PSI. The distribution
fees are accrued daily and payable
monthly. No
distribution or service fees are
paid to PSI as distributor of the
Class Z
shares of the Fund.

Pursuant to the Class A, B and C
Plans, the Fund compensates PSI for
distribution-related activities at
an annual rate of up to .30 of 1%,
 .50 of 1%
and 1% of the average daily net
assets of the Class A, B and C
shares,
respectively. Such expenses under
the Plans were .10 of 1%, .50 of 1%
and .75 of
1% of the average daily net assets
of the Class A, B and C shares,
respectively,
for the year ended August 31, 1997.

PSI has advised the Series that it
has received approximately $26,100
in
front-end sales charges resulting
from sales of Class A shares during
the year
ended August 31, 1997. From these
fees, PSI paid such sales charges
to
affiliated broker-dealers, which in
turn paid commissions to
salespersons and
incurred other distribution costs.

PSI has advised the Series that for
the year ended August 31, 1997, it
received
approximately $126,000 and $1,800
in contingent deferred sales
charges imposed
upon certain redemptions by Class B
and Class C shareholders,
respectively.

PSI, PIFM and PIC are indirect,
wholly-owned subsidiaries of The
Prudential
Insurance Company of America.

The Series, along with other
affiliated registered investment
companies (the
'Funds'), entered into a credit
agreement (the 'Agreement') on
December 31, 1996
with an unaffiliated lender. The
maximum commitment under the
Agreement is
$200,000,000. The Agreement expires
on December 30, 1997. Interest on
any such
borrowings outstanding will be at
market rates. The purpose of the
Agreement is
to serve as an alternative source
of funding for capital share
redemptions. The
Series has not borrowed any amounts
pursuant to the Agreement as of
August 31,
1997. The Funds pay a commitment
fee at an annual rate of .055 of 1%
on the
unused portion of the credit
facility. The commitment fee is
accrued and paid
quarterly on a pro-rata basis by
the Funds.
-----------------------------------
-------------------------
Note 3. Other Transactions with
Affiliates

Prudential Mutual Fund Services LLC
('PMFS'), a wholly-owned subsidiary
of PIFM,
serves as the Fund's transfer
agent. During the year ended August
31, 1997, the
Series incurred fees of
approximately $57,400 for the
services of PMFS. As of
August 31, 1997, approximately
$4,300 of such fees were due to
PMFS. Transfer
agent fees and expenses in the
Statement of Operations include
certain
out-of-pocket expenses paid to non-
affiliates.
-----------------------------------
-------------------------
Note 4. Portfolio Securities

Purchases and sales of portfolio
securities of the Series, excluding
short-term
investments, for the year ended
August 31, 1997 were $21,631,345
and
$30,486,297, respectively.

At August 31, 1997, the Series sold
30 financial futures contracts on
U.S.
Treasury Bonds which expire in
December 1997. The value at
disposition of such
contracts was $3,354,375. The value
of such contracts on August 31,
1997 was
$3,412,500, thereby resulting in an
unrealized loss of $58,125.
-----------------------------------
-----------------------------------
----------

PRUDENTIAL CALIFORNIA MUNICIPAL
FUND
Notes to Financial Statements
CALIFORNIA SERIES
-----------------------------------
-----------------------------------
----------
The cost basis of investments for
federal income tax purposes at
August 31, 1997
was substantially the same as for
financial reporting purposes and,
accordingly,
net unrealized appreciation of
investments for federal income tax
purposes was
$13,562,588 (gross unrealized
appreciation--$13,757,169; gross
unrealized
depreciation--$194,581).

For federal income tax purposes,
the Series has a capital loss
carryforward as
of August 31, 1997 of approximately
$2,945,800 which expires in 2003.
Such
carryforward is after utilization
of approximately $1,245,700 of net
taxable
gains realized and recognized
during the year ended August 31,
1997.
Accordingly, no capital gains
distribution is expected to be paid
to
shareholders until net gains have
been realized in excess of such
carryforward.
-----------------------------------
-------------------------
Note 5. Capital

The Series offers Class A, Class B,
Class C and Class Z shares. Class A
shares
are sold with a front-end sales
charge of up to 3%. Class B shares
are sold with
a contingent deferred sales charge
which declines from 5% to zero
depending on
the period of time the shares are
held. Class C shares are sold with
a
contingent deferred sales charge of
1% during the first year. Class B
shares
will automatically convert to Class
A shares on a quarterly basis
approximately
seven years after purchase. A
special exchange privilege is also
available for
shareholders who qualify to
purchase Class A shares at net
asset value.

Effective September 18, 1996 the
Fund commenced offering Class Z
shares. Class Z
shares are not subject to any sales
or redemption charge and are
offered
exclusively for sale to a limited
group of investors.

The Fund has authorized an
unlimited number of shares of
beneficial interest for
each class at $.01 par value per
share.

Transactions in shares of
beneficial interest for the fiscal
years ended August
31, 1997 and August 31, 1996 were
as follows:

Class A
Shares         Amount
-----------------------------------
-  ----------    ------------
Year ended August 31, 1997:
Shares
sold.........................
217,828    $  2,553,793
Shares issued in reinvestment of
  dividends and
distributions.......     205,336
2,392,394
Shares
reacquired...................
(867,579)    (10,113,668)

----------    ------------
Net decrease in shares outstanding
  before
conversion.................
(444,415)     (5,167,481)
Shares issued upon conversion from
  Class
B...........................
980,623      11,397,357

----------    ------------
Net increase in shares

outstanding.......................
536,208    $  6,229,876

----------    ------------

----------    ------------
Class A
Shares         Amount
-----------------------------------
-  ----------    ------------
Year ended August 31, 1996:
Shares
sold.........................
619,476    $  7,175,954
Shares issued in reinvestment of

dividends.........................
187,402       2,174,280
Shares
reacquired...................
(1,344,223)    (15,617,393)

----------    ------------
Net decrease in shares outstanding
  before
conversion.................
(537,345)     (6,267,159)
Shares issued upon conversion from
  Class
B...........................
958,791      11,102,285

----------    ------------
Net increase in shares

outstanding.......................
421,446    $  4,835,126

----------    ------------

----------    ------------
Class B
-----------------------------------
-
Year ended August 31, 1997:
Shares
sold.........................
458,940    $  5,365,324
Shares issued in reinvestment of
  dividends and
distributions.......     179,511
2,089,875
Shares
reacquired...................
(1,168,280)    (13,597,983)

----------    ------------
Net decrease in shares outstanding
  before
conversion.................
(529,829)     (6,142,784)
Shares reacquired upon conversion
  into Class
A......................
(980,623)    (11,397,357)

----------    ------------
Net decrease in shares

outstanding.......................
(1,510,452)   $(17,540,141)

----------    ------------

----------    ------------
Year ended August 31, 1996:
Shares
sold.........................
667,065    $  7,754,964
Shares issued in reinvestment of

dividends.........................
234,072       2,717,458
Shares
reacquired...................
(1,531,579)    (17,745,722)

----------    ------------
Net decrease in shares outstanding
  before
conversion.................
(630,442)     (7,273,300)
Shares reacquired upon conversion
  into Class
A......................
(958,791)    (11,102,285)

----------    ------------
Net decrease in shares

outstanding.......................
(1,589,233)   $(18,375,585)

----------    ------------

----------    ------------

-----------------------------------
-----------------------------------
----------

PRUDENTIAL CALIFORNIA MUNICIPAL
FUND
Notes to Financial Statements
CALIFORNIA SERIES
-----------------------------------
-----------------------------------
----------

Class C
Shares         Amount
-----------------------------------
-  ----------    ------------
Year ended August 31, 1997:
Shares
sold.........................
7,546    $     88,551
Shares issued in reinvestment of
  dividends and
distributions.......       1,947
22,646
Shares
reacquired...................
(28,622)       (334,140)

----------    ------------
Net decrease in shares

outstanding.......................
(19,129)   $   (222,943)

----------    ------------

----------    ------------
Year ended August 31, 1996:
Shares
sold.........................
42,108    $    482,565
Shares issued in reinvestment of

dividends.........................
1,070          12,362
Shares
reacquired...................
(6,937)        (79,810)

----------    ------------
Net increase in shares

outstanding.......................
36,241    $    415,117

----------    ------------

----------    ------------
Class Z
-----------------------------------
-
September 18, 1996(a) through
August
  31, 1997:
Shares
sold.........................
60,003    $    704,563
Shares issued in reinvestment of
  dividends and
distributions.......       2,051
23,950
Shares
reacquired...................
(1,924)        (22,227)

----------    ------------
Net increase in shares

outstanding.......................
60,130    $    706,286

----------    ------------

----------    ------------

---------------
(a) Commencement of offering of
Class Z shares.
-----------------------------------
-----------------------------------
----------

PRUDENTIAL CALIFORNIA MUNICIPAL
FUND
Financial Highlights
CALIFORNIA SERIES
-----------------------------------
-----------------------------------
----------

Class A

-----------------------------------
--------------------

Year Ended August 31,

-----------------------------------
--------------------

1997        1996        1995
1994        1993

-------     -------     -------
-------     -------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of
year..................    $ 11.44
$ 11.49     $ 11.30     $ 12.16
$ 11.48

-------     -------     -------
-------     -------
Income from investment operations
Net investment
income.............................
 ..        .65(a)      .65(a)
 .66(a)      .65         .69
Net realized and unrealized gain
(loss) on
   investment
transactions.......................
 ...        .36        (.05)
 .19        (.74)        .68

-------     -------     -------
-------     -------
   Total from investment
operations.................
1.01         .60         .85
(.09)       1.37

-------     -------     -------
-------     -------
Less distributions
Dividends from net investment
income................       (.65)
(.65)       (.66)       (.65)
(.69)
Distributions in excess of net
investment income....      --(c)
--          --          --
--
Distributions from net realized
gains...............      --
--          --           (.12)
--

-------     -------     -------
-------     -------
   Total
distributions......................
 ........       (.65)       (.65)
(.66)       (.77)       (.69)

-------     -------     -------
-------     -------
Net asset value, end of
year........................    $
11.80     $ 11.44     $ 11.49     $
11.30     $ 12.16

-------     -------     -------
-------     -------

-------     -------     -------
-------     -------
TOTAL
RETURN(b):.........................
 ...........       9.01%       5.23%
7.90%      (0.80)%     12.30%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year
(000).......................
$81,535     $72,876     $68,403
$12,082     $11,116
Average net assets
(000)............................
$78,347     $71,119     $42,617
$11,812     $ 7,728
Ratios to average net assets:
   Expenses, including distribution
fees............        .76%(a)
 .81%(a)     .73%(a)     .73%
 .77%
   Expenses, excluding distribution
fees............        .66%(a)
 .71%(a)     .63%(a)     .63%
 .67%
   Net investment
income............................
5.53%(a)    5.58%(a)    5.90%(a)
5.57%       5.82%
For Class A, B, C and Z shares:
   Portfolio turnover
rate..........................
14%         26%         44%
69%         43%

---------------
(a) Net of management fee waiver.
(b) Total return does not consider
the effects of sales loads. Total
return is
    calculated assuming a purchase
of shares on the first day and a
sale on the
    last day of each year reported
and includes reinvestment of
dividends and
    distributions.
(c) Less than $.005 per share.
-----------------------------------
-----------------------------------
----------
See Notes to Financial Statements.
12

PRUDENTIAL CALIFORNIA MUNICIPAL
FUND
Financial Highlights
CALIFORNIA SERIES
-----------------------------------
-----------------------------------
----------

Class B

-----------------------------------
-----------------------

Year Ended August 31,

-----------------------------------
-----------------------

1997        1996         1995
1994         1993

-------     -------     --------
--------     --------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of
year..................    $ 11.43
$ 11.49     $  11.29     $  12.15
$  11.48

-------     -------     --------
--------     --------
Income from investment operations
Net investment
income.............................
 ..        .60(a)      .60(a)
 .62(a)       .60          .64
Net realized and unrealized gain
(loss) on
   investment
transactions.......................
 ...        .37        (.06)
 .20         (.74)         .67

-------     -------     --------
--------     --------
   Total from investment
operations.................
 .97         .54          .82
(.14)        1.31

-------     -------     --------
--------     --------
Less distributions
Dividends from net investment
income................       (.60)
(.60)        (.62)        (.60)
(.64)
Distributions in excess of net
investment income....      --(c)
--           --           --
--
Distributions from net realized
gains...............      --
--           --            (.12)
--

-------     -------     --------
--------     --------
   Total
distributions......................
 ........       (.60)       (.60)
(.62)        (.72)        (.64)

-------     -------     --------
--------     --------
Net asset value, end of
year........................    $
11.80     $ 11.43     $  11.49
$  11.29     $  12.15

-------     -------     --------
--------     --------

-------     -------     --------
--------     --------
TOTAL
RETURN(b):.........................
 ...........       8.67%       4.73%
7.56%      (1.20)%       11.74%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year
(000).......................
$70,093     $85,190     $103,891
$184,985     $207,634
Average net assets
(000)............................
$75,935     $96,525     $136,275
$201,558     $190,944
Ratios to average net assets:
   Expenses, including distribution
fees............       1.16%(a)
1.21%(a)     1.13%(a)     1.13%
1.17%
   Expenses, excluding distribution
fees............        .66%(a)
 .71%(a)      .63%(a)      .63%
 .67%
   Net investment
income............................
5.13%(a)    5.18%(a)     5.50%(a)
5.17%        5.44%

---------------
(a) Net of management fee waiver.
(b) Total return does not consider
the effects of sales loads. Total
return is
    calculated assuming a purchase
of shares on the first day and a
sale on the
    last day of each year reported
and includes reinvestment of
dividends and
    distributions.
(c) Less than $.005 per share.
-----------------------------------
-----------------------------------
----------
See Notes to Financial Statements.
13

PRUDENTIAL CALIFORNIA MUNICIPAL
FUND
Financial Highlights
CALIFORNIA SERIES
-----------------------------------
-----------------------------------
----------

Class C
Class Z

-----------------------------------
--------     -------------

August 1,      September 18,

1994(d)          1996(f)

Year Ended August 31,
through          through

----------------------------
August 31,      August 31,

1997       1996       1995
1994            1997

------     ------     ------     --
--------     -------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of
period................    $11.43
$11.49     $11.29       $11.32
$ 11.50

------     ------     ------
-----            -----
Income from investment operations
Net investment
income.............................
 ..       .57(a)     .57(a)
 .59(a)       .04
 .64(a)
Net realized and unrealized gain
(loss) on
   investment
transactions.......................
 ...       .37       (.06)       .20
(.03)             .31

------     ------     ------
-----            -----
   Total from investment
operations.................
 .94        .51        .79
 .01              .95

------     ------     ------
-----            -----
Less distributions
Dividends from net investment
income................      (.57)
(.57)      (.59)        (.04)
(.64)
Distributions in excess of net
investment income....     --(c)
--         --           --
--(c)

------     ------     ------
-----            -----
   Total
distributions......................
 ........      (.57)      (.57)
(.59)        (.04)            (.64)

------     ------     ------
-----            -----
Net asset value, end of
period......................
$11.80     $11.43     $11.49
$11.29          $ 11.81

------     ------     ------
-----            -----

------     ------     ------
-----            -----
TOTAL
RETURN(b):.........................
 ...........      8.40%      4.47%
7.29%         .05%            8.35%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
(000).....................    $
334     $  543     $  129       $
200(e)       $   710
Average net assets
(000)............................
$  480     $  286     $   76
$  199(e)       $   458
Ratios to average net assets:
   Expenses, including distribution
fees............      1.41%(a)
1.46%(a)   1.38%(a)     1.71%(g)
 .66%(a)/(g)
   Expenses, excluding distribution
fees............       .66%(a)
 .71%(a)    .63%(a)      .96%(g)
 .66%(a)/(g)
   Net investment
income............................
4.88%(a)   4.93%(a)   5.25%(a)
4.87%(g)         5.35%(a)/(g)

---------------
(a) Net of management fee waiver.
(b) Total return does not consider
the effects of sales loads. Total
return is
    calculated assuming a purchase
of shares on the first day and a
sale on the
    last day of each period
reported and includes reinvestment
of dividends and
    distributions. Total returns
for periods of less than a full
year are not
    annualized.
(c) Less than $.005 per share.
(d) Commencement of offering of
Class C shares.
(e) Figures are actual and not
rounded to the nearest thousand.
(f) Commencement of offering of
Class Z shares.
(g) Annualized.
-----------------------------------
-----------------------------------
----------
See Notes to Financial Statements.
14

PRUDENTIAL CALIFORNIA MUNICIPAL
FUND
Report of Independent Accountants
CALIFORNIA SERIES
-----------------------------------
-----------------------------------
----------
To the Shareholders and Board of
Trustees of
Prudential California Municipal
Fund, California Series

In our opinion, the accompanying
statement of assets and
liabilities, including
the portfolio of investments, and
the related statements of
operations and of
changes in net assets and the
financial highlights present
fairly, in all
material respects, the financial
position of Prudential California
Municipal
Fund, California Series (the
'Fund', one of the portfolios
constituting
Prudential California Municipal
Fund) at August 31, 1997, and the
results of its
operations, the changes in its net
assets and the financial highlights
for the
year then ended, in conformity with
generally accepted accounting
principles.
These financial statements and
financial highlights (hereafter
referred to as
'financial statements') are the
responsibility of the Fund's
management; our
responsibility is to express an
opinion on these financial
statements based on
our audit. We conducted our audit
of these financial statements in
accordance
with generally accepted auditing
standards which require that we
plan and
perform the audit to obtain
reasonable assurance about whether
the financial
statements are free of material
misstatement. An audit includes
examining, on a
test basis, evidence supporting the
amounts and disclosures in the
financial
statements, assessing the
accounting principles used and
significant estimates
made by management, and evaluating
the overall financial statement
presentation.
We believe that our audit, which
included confirmation of securities
at August
31, 1997 by correspondence with the
custodian and broker and the
application of
alternative auditing procedures
where securities purchased had not
been
received, provides a reasonable
basis for the opinion expressed
above. The
accompanying statement of changes
in net assets for the year ended
August 31,
1996, and the financial highlights
for each of the four periods in the
period
ended August 31, 1996 were audited
by other independent accountants,
whose
opinion dated October 14, 1996 was
unqualified.

PRICE WATERHOUSE LLP
1177 Avenue of the Americas
New York, New York
October 20, 1997
-----------------------------------
-----------------------------------
----------

PRUDENTIAL CALIFORNIA MUNICIPAL
FUND
Change of Auditors
CALIFORNIA SERIES
-----------------------------------
-----------------------------------
----------
Effective March 1, 1997, Deloitte &
Touche LLP was terminated as the
Fund's
auditors. For the years ended
August 31, 1993, through August 31,
1996, Deloitte
& Touche LLP expressed an
unqualified opinion on the Series'
financial
statements. There were no
disagreements between Fund
management and Deloitte &
Touche LLP prior to their
termination. The Board of Trustees
approved the
termination of Deloitte & Touche
LLP and the appointment of Price
Waterhouse LLP
as the Fund's independent
accountants.



PRUDENTIAL CALIFORNIA MUNICIPAL
FUND
Federal Income Tax Information
CALIFORNIA SERIES
-----------------------------------
-----------------------------------
----------
We are required by the Internal
Revenue Code to advise you within
60 days of the
Series' fiscal year end (August 31,
1997) as to the federal tax status
of
dividends and distributions paid by
the Series during such fiscal year.
Accordingly, we are advising you
that in the fiscal year ended
August 31, 1997,
dividends paid from net investment
income of $.65 per Class A share,
$.60 per
Class B share, $.57 per Class C
share and $.64 per Class Z share
were all
federally tax-exempt interest
dividends. In addition, the Series
paid to Class
A, B, C and Z shares a special
taxable income distribution of
$.002 per share
which is taxable as ordinary
income.

We wish to advise you that the
corporate dividends received
deduction for the
Series is zero. Only funds that
invest in U.S. equity securities
are entitled to
pass-through a corporate dividends
received deduction.

In January 1998, you will be
advised on IRS Form 1099 DIV or
substitute 1099 DIV
as to the federal tax status of the
dividends and distributions
received by you
in calendar year 1997.
-----------------------------------
-----------------------------------
----------

Comparing A $10,000 Investment.
-----------------------------------
---------------
Prudential California Municipal
Fund: California
Series vs. Lehman Bros. General
Muni Debt Index.

/ / Prudential CA Muni Fund:
California Series
--- Lehman Bros. General Muni Debt.
Index


Past performance is not indicative
of future results. Investment
return and principal value will
fluctuate so an investor's
shares, when redeemed, will be
worth more or less than their
original cost. The box on top of
the graphs are
designed to give you an idea how
much the Series' returns
can fluctuate from year to year by
measuring the best and
worst calendar years in terms of
total annual return since
inception of each share class.

These graphs are furnished to you
in accordance with
SEC regulations. They compare a
$10,000 investment in
the Prudential Municipal Series
Fund: California Series
(Class A, Class B, Class C and
Class Z) with a similar
investment in the Lehman Brothers
Municipal Bond Index
by portraying the initial account
values at the commencement
of operations of each class, and
subsequent account values
at the end of the most recent
reporting period (August 31),
as measured on a quarterly basis,
beginning in 1990 for Class
A shares, 1987 for Class B shares,
1994 for Class C shares
and 1996 for Class Z shares. For
purposes of the graphs,
and unless otherwise indicated, in
the accompanying tables
it has been assumed (a) that the
maximum applicable front-end
sales charge was deducted from the
initial $10,000 investment
in Class A shares; (b) the maximum
applicable contingent
deferred sales charge was deducted
from the value of the
investment in Class B and Class C
shares, assuming full
redemption on August 31, 1997; (c)
all recurring
fees (including management fees)
were deducted; and (d)
all dividends and distributions
were reinvested. Class B
shares automatically convert to
Class A shares, on a
quarterly basis, approximately
seven years after purchase.
This conversion feature is not
reflected in the graph. The
graph and accompanying tables
reflect the past subsidy and/or
waiver of expenses and/or
management fees.

*Without waivers and expense
subsidies the value of the $10,000
investment in the Series and the
Series' average annual total
return, as illustrated above, would
have been lower, as indicated
in parentheses ( ).

The Index is a weighted index
comprised of 21,000 municipal bonds
(general obligation bonds, revenue
bonds, insured bonds and
prerefunded
bonds) selected by Lehman Brothers
as representative of the long-term
investment grade municipal bond
market. It is an unmanaged index
that includes the reinvestment of
all dividends, but does not
reflect the transaction costs and
advisory fees paid
by the Series' investors. The
Index's holdings differ from
the Series' portfolio. The Index is
not the only one that
may be used to characterize
performance of bond funds and
other indices may portray different
comparative performance.

Class A         (GRAPH)

Average Annual Total
Returns - Class A
----------------------
     With Sales Load*
7.04% Since Inception (7.02%)
5.99% for 5 Years (5.97%)
5.74% for 1 Year (5.65%)

Without Sales Load*
7.47% Since Inception (7.45%)
6.64% for 5 Years (6.62%)
9.01% for 1 Year (8.42%)


Class B            (GRAPH)
Average Annual Total
Returns - Class B
--------------------------
     With Sales Load*
7.99% Since Inception (7.91%)
6.92% for 10 years (6.88%)
6.05% for 5 Years (6.04%)
3.67% for 1 Year (3.58%)

Without Sales Load*
7.99% Since Inception (7.91%)
6.92% for 10 years (6.88%)
6.21% for 5 Years (6.19%)
8.67% for 1 Year (8.58%)


Class C           (GRAPH)

Average Annual Total
Returns - Class C
-------------------------
     With Sales Load*
6.54% Since Inception (6.51%)
7.40% for 1 Year (7.31%)
Without Sales Load*
6.54% Since Inception (6.51%)
8.40% for 1 Year (8.31%)

Prudential Mutual Funds
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077
(800) 225-1852
http://www.prudential.com

Trustees
Edward D. Beach
Eugene C. Dorsey
Delayne Dedrick Gold
Robert F. Gunia
Harry A. Jacobs, Jr.
Donald D. Lennox
Mendel A. Melzer
Thomas T. Mooney
Thomas H. O'Brien
Richard A. Redeker
Nancy H. Teeters
Louis A. Weil, III

Officers
Richard A. Redeker, President
Thomas A. Early, Vice President
Grace C. Torres, Treasurer
Stephen M. Ungerman, Assistant
Treasurer
S. Jane Rose, Secretary
Deborah A. Docs, Assistant
Secretary
Deborah A. Garfield, Assistant
Secretary

Manager
Prudential Investments Fund
Management LLC
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

Investment Adviser
The Prudential Investment
Corporation
Prudential Plaza
Newark, NJ 07102-3777

Distributor
Prudential Securities Incorporated
One Seaport Plaza
New York, NY 10292

Custodian
State Street Bank and Trust Company
One Heritage Drive
North Quincy, MA 02171

Transfer Agent
Prudential Mutual Fund Services LLC
P.O. Box 15005
New Brunswick, NJ 08906

Independent Accountants
Price Waterhouse LLP
1177 Avenue of the Americas
New York, NY 10036

Legal Counsel
Shereff, Friedman, Hoffman &
Goodman, LLP
919 Third Avenue
New York, NY 10022

The views expressed in this report
and information about the
Series' portfolio holdings are for
the period covered by
this report and are subject to
change thereafter.

This report is not authorized for
distribution to prospective
investors unless preceded or
accompanied by a current
prospectus.

744313107     MF116E
744313206     Cat. #642112D
744313701
744313883



(ICON)
Prudential
California
Municipal
Fund

California Income
Series
ANNUAL
REPORT
Aug. 31, 1997
(LOGO)

Prudential California Municipal
Fund
California Income Series

Performance At A Glance.
Municipal bond interest rates edged
lower during the year ended August
31,
1997, enabling the Prudential
California Municipal Fund --
California Income
Series to provide solid total
returns for investors seeking tax-
free income.
What's more, a strong economy
helped our below-investment grade
bonds perform
very well. As a result, the total
returns of our Class A and B shares
exceeded
(and our Class C shares were in
line with) that of the average
California
municipal bond fund tracked by
Lipper Analytical Services over the
12 months.

Cumulative Total Returns1
As of 8/31/97

                            One
Five                 Since
                            Year
Years               Inception2
               Class A
9.72%(9.62)4      46.92%(44.45)4
75.64%(71.38)4
               Class B      9.28
(9.18)4           N/A
24.82 (23.54)4
               Class C      9.01
(8.91)4           N/A
24.19 (23.26)4
               Class Z          N/A
N/A              8.86 (8.76)4
         Lipper CA
         Muni Avg.3         8.98
37.36                 *

Average Annual Total Returns1
As of 9/30/97

                            One
Five                 Since
                            Year
Years               Inception2
               Class A
6.75%(6.65)4       7.59%(7.23)4
8.40%(8.02)4
               Class B      4.62
(4.52)4           N/A
6.03 (5.77)4
               Class C      8.34
(8.24)4           N/A
7.66 (7.41)4
               Class Z     10.14
(10.04)4          N/A
10.45 (10.36)4

Distributions & Yields
As of 8/31/97

Taxable Equivalent Yield5
                            Total
Dividends        30-Day
At Tax Rates Of
                            Paid
for 12 Mos.      SEC Yield
36%                39.6%
               Class A
$0.60              4.60%(4.55)4
7.92%(7.84)4        8.40%(8.31)4
               Class B
$0.55              4.34 (4.29)4
7.48 (7.39)4        7.92 (7.83)4
               Class C
$0.53              4.09 (4.04)4
7.05 (6.96)4        7.47 (7.37)4
               Class Z
$0.57              4.84 (4.79)4
8.34 (8.25)4        8.83 (8.74)4

Past performance is not indicative
of future results. Principal and
investment
return will fluctuate so that an
investor's shares, when redeemed,
may be
worth more or less than original
cost.

1Source: Prudential Investments
Fund Management and Lipper
Analytical Services.
The cumulative total returns do not
take into account sales charges.
The
average annual returns do take into
account applicable sales charges.
The Fund
charges a maximum front-end sales
load of 3% for Class A shares and a
declining
contingent deferred sales charge
(CDSC) of 5%, 4%, 3%, 2%, 1% and 1%
for six
years, for Class B shares. Class C
shares have a 1% CDSC for one year.
Class B
shares automatically convert to
Class A shares on a quarterly
basis, after
approximately seven years. Class Z
shares have no service or 12b-1
fee.

2Inception dates: 12/3/90 Class A;
12/7/93 Class B; 8/1/94 Class C;
9/18/96
Class Z.

3The Lipper California Municipal
Bond fund average includes 101
funds for one
year, and 51 funds for five.

4Without waiver of management fees
and/or expense subsidization, the
Series'
average annual return would have
been lower, as indicated in
parentheses ( ).

5Taxable equivalent yields reflect
federal and applicable state tax
rates.

*The Lipper Since Inception
category return for Class A shares
is 68.17%; for
Class B is 24.78%; for Class C is
25.59%; and for Class Z is 7.74%
for all
funds in each share class.

   How Investments Compared.
       (As of 8/31/97)
           (CHART)
  U.S.        General   General
Tax-Exempt
 Growth        Bond    Muni Debt
Money
 Funds        Funds      Funds
Funds

Source: Lipper Analytical Services.
Financial markets change, so a
mutual
fund's past performance should
never be used to predict future
results. The
risks to each of the investments
listed above are different -- we
provide 12-
month total returns for several
Lipper mutual fund categories to
show you that
reaching for higher returns means
tolerating more risk. The greater
the risk,
the larger the potential reward or
loss. In addition, we've included
historical
20-year average annual returns.
These returns assume the
reinvestment of
dividends.

U.S. Growth Funds will fluctuate a
great deal. Investors have received
higher
historical total returns from
stocks than from most other
investments. Smaller
capitalization stocks offer greater
potential for long-term growth but
may be
more volatile than larger
capitalization stocks.

General Bond Funds provide more
income than stock funds, which can
help smooth
out their total returns year by
year. But their prices still
fluctuate
(sometimes significantly) and their
returns have been historically
lower than
those of stock funds.

General Municipal Debt Funds invest
in bonds issued by state
governments,
state agencies and/or
municipalities. This investment
provides income that is
usually exempt from federal and
state income taxes.

Tax-Exempt Money Funds attempt to
preserve a constant share value;
they don't
fluctuate much in price but,
historically, their returns have
been generally
among the lowest of the major
investment categories.

*18 years for Tax-Exempt Money
Funds.

Christian Smith, Fund Manager
(PHOTO)
Portfolio
Manager's Report
The Series looks to invest
primarily in long-term municipal
bonds that offer
the maximum amount of income exempt
from California state and federal
income
taxes, while seeking to preserve
capital. Certain shareholders,
however, may
be subject to the federal
alternative minimum tax. There can
be no assurance
that the Series will achieve its
investment objective.

Gold Rush.
California lived up to its nickname
the "Golden State" during the 1996-
97
fiscal year. Continued brisk
economic growth generated an
unexpected $2
billion surplus in the state
budget. Although half must be used
for school
funding, the state still boasts an
improved cash position. The high
tech,
entertainment and service sectors
typify the state's new economic
profile as
does its ever-expanding trade with
the Pacific rim nations.

Strategy Session.
What A Ride!
Our strategy during the reporting
period was to position your Series
so that
it could perform well whether
municipal interest rates rose or
fell. We
purchased triple-A rated, long-
term, non-callable bonds selling
well below
par (a bond's face value) because
they appreciate rapidly in value
when
interest rates fall. We also
emphasized lesser quality bonds
with higher
coupons because these tend to hold
up well when interest rates climb
and bond
prices decline.

Changing views about the pace of
U.S. economic growth kept municipal
bond
interest rates on a roller coaster
over the past year.

The U.S. economy grew unevenly in
the second half of 1996, inching
forward at
a 1% annualized rate in the summer
then racing ahead at more than four
times
that pace in the final three months
of the year. It continued to speed
along
in the winter of 1996-97, powered
by a vibrant job market and solid
consumer
spending.

Most investors felt certain that an
interest rate increase was
imminent, and
they were right. The Federal
Reserve raised the Federal Funds
rate (what banks
charge each other for overnight
loans) by a quarter of a percentage
point to
5.5% in March, the first increase
in two years. As investors feared
that all
interest rates would climb further,
municipal bond interest rates hit
6.14%
in April (second only to the 6.19%
recorded in September 1996) by the
widely
watched Bond Buyer's Revenue Bond
Index. As it turned out, the
Federal Reserve
left interest rates unchanged for
the remainder of the reporting
period and
tax-free interest rates fell to
5.49% at the end of July.

   Portfolio Breakdown.
 Expressed as a percentage of
total investments as of 8/31/97.
         (PIE CHART)

What Went Well.
On Solid Ground.
The passage of Proposition 13 by
California voters in 1978 limited
issuance of
general obligation bonds by
requiring that the increased
spending be approved
by a public referendum with a two-
thirds majority.

Despite declining issuance of these
bonds, demands for public
infrastructure
(schools, bridges, roads, municipal
structures) increased. So
alternative
financing methods were developed,
including bonds backed ultimately
by claims
on properties upon which
assessments or special taxes were
levied. Known as
"land-secured bonds," they have
been used to pay for a variety of
public use
projects.

The strong economic expansion in
California and a rebound in real
estate
values boosted investor confidence
in the creditworthiness of these
bonds.
Thus land-secured bonds have
generally appreciated in value. We
purchased
these bonds only after our analysts
carefully evaluated each one. As of
August 31, 1997, non-rated, land-
secured bonds that provide
attractive yields
comprised 26% of our total net
investments.

Five Largest Issuers.
6.5%           Southern California
               Public Power
Authority
6.0%           Orange County
               Local Transportation
               Authority
2.9%           California Housing
               Finance Agency
2.7%           Chula Vista Cmnty.
               Redevelopment Agency
2.2%           Victor Valley Union
               High School District

Expressed as a percentage of net
assets as of 8/31/97.

And Not So Well.
Too Short For Too Long.
We expected the economy to continue
expanding rapidly in the spring
after such
a strong winter. So we were not
surprised when municipal interest
rates
climbed further in April.

Then the government reported that
economic growth slowed markedly in
the
spring as consumers spending
fizzled. Municipal interest rates
started edging
lower and fell sharply after the
Federal Reserve left interest rates
unchanged
in May. By the end of July,
municipal bond prices had soared.

Frankly, we did not expect bond
prices to appreciate so sharply.
Our
performance would have been better
had we lengthened duration more to
take
better advantage of the bond market
rally.

Looking Ahead.
We are cautious about the bond
market over the near future because
another
central bank interest rate increase
may be necessary to keep the U.S.
economy
from overheating and sparking
higher inflation.

Investors initially thought the
economy grew at a much slower pace
this spring
compared with the winter. Yet
recently revised government figures
showed the
economy expanded at a healthy 3.6%
annualized rate from April through
June.
There is reason to wonder whether
the Federal Reserve will act again
by year
end. We will position the Series in
order to respond if the Federal
Reserve
acts to increase interest rates.

     Credit Quality.
 Expressed as a percentage of
total investments as of 8/31/97.
         (PIE CHART)
-----------------------------------
-----------------------------------
---------
                                 1

President's Letter
September 22, 1997
(PHOTO)
                      What's The
Best Investment Strategy?
Dear Shareholder:
The best investment strategy is one
that works. And one of the easiest
and
time-tested strategies that can
help your assets grow over the long
term is
reinvesting your distributions. As
the chart below illustrates, a
$10,000
investment in Class A shares of
the Prudential California Municipal
Fund --
California Income Series would have
grown by nearly $6,160 more if all
dividends and capital gains were
reinvested since their inception on
December
3, 1990 through August 31, 1997.

                          (CHART)

Of course, individual results may
vary and reinvestment of
distributions does
not guarantee positive returns (no
investment strategy can), but it
will help
your investment grow faster when
times are good, and help cushion
the effects
when times are uncertain. And
here's another point to consider:
when you
reinvest in your Prudential mutual
fund, the new shares are purchased
without
a sales charge.

Is reinvesting the best investment
strategy for you? That's a decision
that
depends on your financial goals and
current needs. Why not contact your
Prudential Securities Financial
Advisor or Pruco Securities
Registered
Representative today for more
information or call Customer
Service at
1-800-225-1852.

Thank you for your continued
confidence in Prudential mutual
funds.

Sincerely,

Brian M. Storms
President, Prudential Mutual Funds
& Annuities
-----------------------------------
-----------------------------------
---------
                                  2

Portfolio of Investments
PRUDENTIAL CALIFORNIA MUNICIPAL
FUND
as of August 31, 1997
CALIFORNIA INCOME SERIES
-----------------------------------
-----------------------------------
----------

Moody's
Principal

Rating      Interest     Maturity
Amount         Value
Description (a)
(Unaudited)      Rate         Date
(000)        (Note 1)
-----------------------------------
-----------------------------------
-----------------------------------
---------------------
LONG-TERM INVESTMENTS--99.6%
-----------------------------------
-----------------------------------
-----------------------------------
---------------------
Arcadia Unified Sch. Dist.,
   Gen. Oblig., Ser. A, M.B.I.A.
Aaa              Zero
9/01/09    $ 1,200     $    645,648
   Gen. Oblig., Ser. A, M.B.I.A.
Aaa              Zero
9/01/11      1,875          891,431
   Gen. Oblig., Ser. A, M.B.I.A.
A                Zero
9/01/12      2,045          915,260
Assoc. of Bay Area Govt's. Fin.
Auth., Cert. of Part.,
   Channing House, Ser. A
AAA+(c)           7.125%
1/01/21      1,500(g)     1,618,830
Brea Pub. Fin. Auth. Rev., Tax
Alloc. Redev. Proj., Ser. C      NR
8.10        3/01/21      3,000
3,226,560
Buena Park Cmnty. Redev. Agcy.
Cent. Bus. Dist. Proj.           NR
7.80        9/01/14      3,325
3,584,150
California Hsg. Fin. Agcy. Single
Fam. Mort., Ser. A,
   A.M.T.
Aaa               6.00
8/01/20      6,000        6,124,020
California St. Dept. Wtr. Res.
Rev., Central Valley Proj.,
   Ser. J
AA                7.00
12/01/12      1,000
1,206,790
California St. Edl. Facs. Auth.
Rev., Chapman College
Baa1              7.50
1/01/18        600(f)       671,880
California St. Gen. Oblig.,
A.M.B.A.C.
Aaa               6.50
9/01/10      1,250        1,441,988
California St. Hlth. Facs. Fin.
Auth. Rev., Valleycare
   Hosp. Corp.
A+(c)             5.50
5/01/20      1,500        1,473,180
California Statewide Cmnty. Cap.
Apprec., Facs. No. 97-1        NR
Zero         9/01/22      4,440
790,853
California Statewide Cmnty. Dev.
Rev., Cert. of Part.,
   Villaview Cmnty. Hosp.
A+(c)             7.00
9/01/09        905(g)       989,654
Carson City Ltd. Oblig. Impvt.
Rev., Assmt. Dist.               NR
7.375       9/02/22      2,380
2,578,254
Chula Vista Cmnty. Redev. Agcy.,
   Ref. Tax Alloc. Sr. Bayfront,
Ser. A
BBB+(c)           7.625
9/01/24      2,500        2,867,400
   Ref. Tax Alloc. Sub. Bayfront,
Ser. C                        NR
8.25        5/01/24      2,500
2,848,375
Contra Costa Cnty., Spec. Tax
Cmnty. Facs. Dist. No. 91-1
NR                8.125
8/01/16      1,520        1,625,792
Corona Cert. of Part., Vista Hosp.
Sys. Inc., Ser. C            NR
8.375       7/01/11      2,000
2,159,560
Davis Pub. Facs. Fin. Auth., Mace
Ranch, Ser. A                 NR
6.60        9/01/25      2,000
1,992,400
Delano Cert. of Part., Regl. Med.
Ctr., Ser. 92A                NR
9.25        1/01/22      2,890
3,373,324
Desert Hosp. Dist., Cert. of Part.
AAA(c)            8.10
7/01/20      2,000(f)(g)  2,248,800
East Palo Alto San. Dist., Cert. of
Part.                       NR
8.25       10/01/15        500
539,580
El Dorado Cnty., Spec. Tax, Cmnty.
Facs. Dist. No. 92-1         NR
8.25        9/01/24      1,990
2,259,545
Fairfield Pub. Fin. Auth. Rev.,
Fairfield Redev. Proj.,
   Ser. A
NR                7.90
8/01/21      2,500(f)     2,869,725
Folsom Spec. Tax Dist. No. 2
NR                7.70
12/01/19      3,130
3,290,319
Fontana Pub. Fin. Auth., N. Fontana
Tax Alloc. Rev.             NR
7.65       12/01/09      1,575(f)
1,808,320
Fontana Spec. Tax. Cmnty. Facs.
Dist. No. 2, Ser. B             NR
8.50        9/01/17      3,595
3,761,413
Foothill/Eastern Trans. Corr.
Agcy., Toll Rd., Ser. A
Baa             Zero
1/01/20     10,000        2,652,400
Gateway Impv. Auth. Rev., Marin
City Cmnty. Facs. Dist.-A       NR
7.75        9/01/25      2,100
2,330,139
Kings Cnty. Wst. Mgmt. Auth., Solid
Wst. Rev., A.M.T.           BBB+(c)
7.20       10/01/14      1,275
1,410,953
La Quinta Redev. Agcy.,
   Tax Alloc., M.B.I.A.
Aaa               7.30
9/01/10      1,000        1,223,390
   Tax Alloc., M.B.I.A.
Aaa               7.30
9/01/11      1,000        1,229,650
Long Beach Redev. Agcy. Hsg.,
   Multi-family Hsg. Rev., Pacific
Court Apts.                  NR
6.80        9/01/13      1,000(d)
650,000
   Multi-family Hsg. Rev., Pacific
Court Apts.                  NR
6.95        9/01/23      1,500(d)
975,000
Los Angeles Cmnty. Facs. Dist., No.
5, Spec. Tax                NR
7.25        9/01/19      1,500
1,625,790

-----------------------------------
-----------------------------------
----------
See Notes to Financial Statements.
3

Portfolio of Investments
PRUDENTIAL CALIFORNIA MUNICIPAL
FUND
as of August 31, 1997
CALIFORNIA INCOME SERIES
-----------------------------------
-----------------------------------
----------

Moody's
Principal

Rating      Interest     Maturity
Amount         Value
Description (a)
(Unaudited)      Rate         Date
(000)        (Note 1)
-----------------------------------
-----------------------------------
-----------------------------------
---------------------
Los Angeles Dept. of Wtr. & Pwr.,
Waterworks Rev.               Aa
4.50%       5/15/23   $  1,900
$  1,637,686
Lynwood Pub. Fin. Auth. Rev., Wtr.
Sys. Impvt. Proj.            BBB-
(c)           6.50        6/04/21
1,500        1,577,220
Met. Wtr. Dist. of Southern
California, Waterworks Rev.,
   Linked S.A.V.R.S. & R.I.B.S.
Aa                5.75
8/14/18      1,000        1,034,610
Mojave Desert & Mtn. Solid Waste
Joint Pwrs. Auth. Proj.
   Rev., A.M.T.
Baa1              7.875
6/01/20      1,175        1,334,906
Ontario California Impvt. Bond Act
of 1915, Assmt. Dist.
   100C - Com. CTR. III
NR                8.00
9/02/11      1,380        1,436,621
Orange Cnty. Cmnty. Facs. Dist.,
Spec. Tax Rev.,
   No. 87-4, Foothill Ranch, Ser. A
NR                7.375
8/15/18      3,500(f)     4,043,060
   No. 87-5B, Rancho Santa
Margarita
NR                7.50
8/15/17      1,750(f)     2,022,685
   No. 88-1, Aliso Viejo, Ser. A
AAA(c)            7.15
8/15/06        805(f)       921,878
Orange Cnty. Loc. Trans. Auth.,
   Sales Tax Rev., Linked
S.A.V.R.S. & R.I.B.S.
Aa                6.20
2/14/11      1,500(g)     1,642,095
   Sales Tax Rev., Linked
S.A.V.R.S. & R.I.B.S.,
      A.M.B.A.C.
Aaa               6.20
2/14/11     10,000(g)    11,029,000
Perris Sch. Dist., Cert. of Part.,
Cap. Proj.                   NR
7.75        3/01/21      1,500(f)
1,696,575
Placentia Pub. Fin. Auth., Tax
Rev., Ser. B                     NR
6.60        9/01/15      1,500
1,530,450
Puerto Rico Hwy. & Trans. Auth.
Rev., Ser. Q
AAA(c)            7.75
7/01/10      2,100(e)(f)  2,341,311
Puerto Rico Pub. Bldgs. Auth., Gtd.
Pub. Ed. & Hlth.
   Facs., Ser. J
Baa1             Zero
7/01/06      1,605        1,065,415
Redding Elec. Sys. Rev., Cert. of
Part., Linked S.A.V.R.S.
   & R.I.B.S., M.B.I.A.
Aaa              6.368
7/01/22      3,750(g)     4,220,100
Richmond Redev. Agcy. Rev., Multi-
family Bridge Affordable
   Hsg.
NR               7.50
9/01/23      2,500        2,455,150
Rio Vista Impvt. Bond Act of 1915,
Assmt. Dist. No. 96-1        NR
7.50         9/02/22      2,000
2,052,120
Riverside Cnty. Cert. of Part., Air
Force Vlg. West             NR
8.125        6/15/20      3,000
3,241,890
Riverside Cnty. Impvt. Bond Act of
1915, Assmt. Dist. 159,
   Ser. A
NR               7.625
9/02/14      2,500        2,590,750
Rocklin Stanford Ranch Cmnty. No.3,
Facs. Dist., Spec. Tax      NR
8.10        11/01/15      1,000(f)
1,132,690
Rocklin Unified Sch. Dist., Gen.
Oblig.,
   Cap. Apprec., Ser. C, M.B.I.A.
Aaa              Zero
8/01/12      1,110          499,023
   Cap. Apprec., Ser. C, M.B.I.A.
Aaa              Zero
8/01/13      1,165          492,585
   Cap. Apprec., Ser. C, M.B.I.A.
Aaa              Zero
8/01/14      1,220          484,694
   Cap. Apprec., Ser. C, M.B.I.A.
Aaa              Zero
8/01/15      1,285          479,215
   Cap. Apprec., Ser. C, M.B.I.A.
Aaa              Zero
8/01/16      1,400          490,518
Roseville Jt. Union H.S. Dist.,
Ser. B, F.G.I.C.                Aaa
Zero         6/01/20      9,000
2,510,550
Sacramento Impvt. Bond Act of 1915,
Willowcreek II Assmt.
   Dist. No. 96-1
NR               6.70
9/02/22      2,500        2,503,000
Sacramento City. Fin. Auth.,
   Cap. Apprec., Tax Alloc. Comb.
Proj., Ser. B, M.B.I.A.       Aaa
Zero        11/01/16      5,700
1,969,635
   Cap. Apprec., Tax Alloc. Comb.
Proj., Ser. B, M.B.I.A.       Aaa
Zero        11/01/17      5,695
1,854,520
Sacramento Cnty. Spec. Tax Rev.,
   Dist. No. 1, Elliot Ranch
NR               8.20
8/01/21      2,000(f)     2,116,920
   Dist. No. 1, Laguna Creek Ranch
NR               8.25
12/01/20      1,000
1,078,610
Sacramento Spec. Purpose Fac.,
Y.M.C.A. of Sacramento           NR
7.25        12/01/18      2,200
2,344,650

-----------------------------------
-----------------------------------
----------
See Notes to Financial Statements.
4

Portfolio of Investments
PRUDENTIAL CALIFORNIA MUNICIPAL
FUND
as of August 31, 1997
CALIFORNIA INCOME SERIES
-----------------------------------
-----------------------------------
----------

Moody's
Principal

Rating      Interest     Maturity
Amount         Value
Description (a)
(Unaudited)      Rate         Date
(000)        (Note 1)
-----------------------------------
-----------------------------------
-----------------------------------
---------------------
San Bernardino Cnty.,
   Cert. of Part, Med. Ctr. Fin.
Proj., M.B.I.A.                Aaa
5.50%       8/01/22   $  4,540
$  4,595,343
   Fin. Auth. Ref. Impt., Granada
Hills,                        BBB-
(c)           6.90        5/01/27
2,285        2,392,989
San Diego Spec. Tax, Cmnty. Facs.
Dist. No. 1, Ser. B           NR
7.10        9/01/20      2,000
2,141,940
San Francisco City & Cnty.,
   Redev. Agcy., Lease Rev.
A2               Zero
7/01/06      1,500          968,595
   Redev. Agcy., Lease Rev.
A2               Zero
7/01/07      2,250        1,376,122
San Joaquin Hills Trans. Corridor
Agcy.,
   Toll Road Rev.
NR               Zero
1/01/11      2,000          842,220
   Toll Road Rev.
NR               Zero
1/01/22     15,000        3,558,000
San Jose Redev. Proj., M.B.I.A.
Aaa               6.00
8/01/15      3,000        3,273,780
San Jose Unif. Sch. Dist., Santa
Clara
   Gen. Oblig., Ser. A., F.G.I.C.
Aaa              Zero
8/01/16      2,630          921,473
   Gen. Oblig., Ser. A., F.G.I.C.
Aaa              Zero
8/01/18      2,765          863,593
   Gen. Oblig., Ser. A., F.G.I.C.
Aaa              Zero
8/01/19      2,835          832,214
San Luis Obispo Certs. of Part.,
Vista Hosp. Sys., Inc          NR
8.375       7/01/29      1,000
1,014,810
Santa Margarita, Dana Point Auth.,
   Impvt. Dists. Ser. A, M.B.I.A.
Aaa               7.25
8/01/09        905        1,101,702
   Impvt. Dists. Ser. B, M.B.I.A.
Aaa               7.25
8/01/14      1,000        1,233,940
South Orange Cnty., Pub. Fin.
Auth.,
   Foothill Area Proj., Ser. C,
F.G.I.C.                        Aaa
6.50        8/15/10        750
863,333
   Spec. Tax Rev., M.B.I.A.
Aaa               7.00
9/01/10      2,535        3,039,845
South San Francisco Redev. Agcy.,
Tax Alloc., Gateway
   Redev. Proj.
NR                7.60
9/01/18      2,375        2,566,116
South Tahoe Joint Pwrs. Fin., Ser.
A, B.A.N.                    NR
8.00       10/01/01      2,500
2,558,950
Southern California Pub. Pwr.
Auth.,
   Proj. Rev.
A                 6.75
7/01/10      6,250        7,225,062
   Proj. Rev.
A                 6.75
7/01/13      3,000        3,472,590
   Proj. Rev., A.M.B.A.C.
Aaa              Zero
7/01/16      8,400        2,994,936
Stockton Cmnty. Facs. Dist. No. 90-
2, Brookside Estates         NR
6.20        8/01/15      1,050
1,048,814
Sulphur Springs Unified Sch. Dist.,
Ser. A, M.B.I.A.            Aaa
Zero         9/01/11      3,000
1,426,290
Temecula Valley Unified Sch. Dist.,
Cmnty. Facs., Spec.
   Tax Dist. No. 89-1
NR                8.60
9/01/17      2,600        2,756,754
Torrance Redev. Agcy.,
   Tax Alloc. Downtown Redev.
Baa               7.125
9/01/22      2,105        2,269,821
   Tax Alloc. Ind. Redev. Proj.
NR                7.75
9/01/13      2,500        2,626,400
Vacaville Cmnty. Redev. Agcy.,
Multi-family Hsg. Rev.           A-
(c)             7.375      11/01/14
1,110        1,186,457
Victor Valley,
   Union H.S. Dist., M.B.I.A
Aaa              Zero
9/01/17      4,500        1,479,015
   Union H.S. Dist., M.B.I.A.
Aaa              Zero
9/01/19      5,450        1,592,436
   Union H.S. Dist., M.B.I.A.
Aaa              Zero
9/01/20      5,850        1,609,159
Virgin Islands Pub. Fin. Auth.
Rev., Hwy. Trans. Trust
   Fund
BBB(c)            7.70
10/01/04      1,000
1,066,780
Virgin Islands Territory, Hugo Ins.
Claims Fund Proj.,
   Ser. 91
NR                7.75
10/01/06      1,015
1,111,060
West Contra Costa Unified Sch.
Dist., Cert. of Part.
Baa3              6.875
1/01/09      1,140        1,239,191

-----------------------------------
-----------------------------------
----------
See Notes to Financial Statements.
5

Portfolio of Investments
PRUDENTIAL CALIFORNIA MUNICIPAL
FUND
as of August 31, 1997
CALIFORNIA INCOME SERIES
-----------------------------------
-----------------------------------
----------

Moody's
Principal

Rating      Interest     Maturity
Amount         Value
Description (a)
(Unaudited)      Rate         Date
(000)        (Note 1)
-----------------------------------
-----------------------------------
-----------------------------------
---------------------
West Sacramento Impvt. Bond Act of
1915, Lighthouse Marina
   Assmt. Dist. 90-1
NR                8.50%
9/02/17   $  2,475     $  2,580,732
Westminster Redev. Agcy., Tax
Allocation Rev., Orange
   County, Proj. No. 1, Ser. A
Baa               7.30
8/01/21      3,000        3,260,910

------------
Total long-term investments (cost
$191,438,377)
208,821,877

------------
SHORT-TERM INVESTMENTS--0.1%
California Poll. Ctrl. Fin. Auth.
Ref., Pacific Gas &
   Elec. Co., Ser. 96, F.R.D.D.
A1+(c)           3.45
9/02/97        100          100,000
California Poll. Ctrl. Fin. Auth.
Rev., Shell Oil Co.
   Proj., Ser. 94, F.R.D.D.
VMIG1            3.45
9/02/97        200          200,000

------------
Total short-term investments (cost
$300,000)
300,000

------------
Total Investments--99.7%
(cost $191,738,377; Note 4)
209,121,877
Other assets in excess of
liabilities--0.3%
571,903

------------
Net Assets--100%
$209,693,780

------------

------------

---------------
(a) The following abbreviations are
used in portfolio descriptions:
    A.M.B.A.C.--American Municipal
Bond Assurance Corporation.
    A.M.T.--Alternative Minimum
Tax.
    B.A.N.--Bond Anticipation Note.
    F.G.I.C.--Financial Guaranty
Insurance Company.
    F.R.D.D.--Floating Rate (Daily)
Demand Notes (b).
    M.B.I.A.--Municipal Bond
Insurance Association.
    R.I.B.S.--Residual Interest
Bonds.
    S.A.V.R.S.--Select Auction
Variable Rate Securities.
    Y.M.C.A.--Young Mens Christian
Association.
(b) For purposes of amortized cost
valuation, the maturity date of
Floating Rate
    Demand Notes is considered to
be the later of the next date on
which the
    security can be redeemed at
par, or the next date on which the
rate of
    interest is adjusted.
(c) Standard & Poor's Rating.
(d) Issuer in default of interest
payment.
(e) Pledged as initial margin on
financial futures contracts.
(f) Prerefunded issues are secured
by escrowed cash and/or direct U.S.
    guaranteed obligations.
(g) All or a portion of these
securities are segregated as
collateral for
    financial futures contracts.
NR--Not Rated by Moody's or
Standard & Poor's.
The Fund's current Statement of
Additional Information contains a
description of
Moody's and Standard & Poor's
ratings.
-----------------------------------
-----------------------------------
----------
See Notes to Financial Statements.
6

PRUDENTIAL CALIFORNIA MUNICIPAL
FUND
Statement of Assets and Liabilities
CALIFORNIA INCOME SERIES
-----------------------------------
-----------------------------------
----------

Assets
August 31, 1997
Investments, at value (cost
$191,738,377)......................
 ...................................
 ........       $ 209,121,877
Cash...............................
 ...................................
 ...................................
 .              31,410
Interest
receivable.........................
 ...................................
 ...........................
3,184,552
Receivable for Series shares
sold...............................
 ...................................
 .......             726,380
Receivable for investments
sold...............................
 ...................................
 .........             110,750
Due from broker - variation
margin.............................
 ...................................
 ........              21,250
Other
assets.............................
 ...................................
 ..............................
5,276

---------------
   Total
assets.............................
 ...................................
 ...........................
213,201,495

---------------
Liabilities
Payable for investments
purchased..........................
 ...................................
 ............           3,051,100
Dividends
payable............................
 ...................................
 ..........................
173,509
Accrued
expenses...........................
 ...................................
 ............................
121,094
Management fee
payable............................
 ...................................
 .....................
79,725
Payable for Series shares
reacquired.........................
 ...................................
 ..........              40,275
Distribution fee
payable............................
 ...................................
 ...................
35,366
Deferred trustee's
fees...............................
 ...................................
 .................
6,646

---------------
   Total
liabilities........................
 ...................................
 ...........................
3,507,715

---------------
Net
Assets.............................
 ...................................
 ................................
$ 209,693,780

---------------

---------------
Net assets were comprised of:
   Shares of beneficial interest,
at
par................................
 ..................................
$     195,713
   Paid-in capital in excess of
par................................
 ...................................
 ....         195,003,833

---------------

195,199,546
   Accumulated net realized loss on
investments........................
 ...................................
(2,851,766)
   Net unrealized appreciation on
investments........................
 ...................................
 ..          17,346,000

---------------
Net assets, August 31,
1997...............................
 ...................................
 .............       $ 209,693,780

---------------

---------------
Class A:
   Net asset value and redemption
price per share
      ($156,683,627 / 14,623,882
shares of beneficial interest
issued and
outstanding)....................
$10.71
   Maximum sales charge (3% of
offering
price).............................
 ...............................
 .33

---------------
   Maximum offering price to
public.............................
 ...................................
 .......              $11.04

---------------

---------------
Class B:
   Net asset value, offering price
and redemption price per share
      ($47,435,915 / 4,427,143
shares of beneficial interest
issued and
outstanding)......................
$10.71

---------------

---------------
Class C:
   Net asset value, offering price
and redemption price per share
      ($3,610,874 / 336,995 shares
of beneficial interest issued and
outstanding).......................
 ..              $10.71

---------------

---------------
Class Z:
   Net asset value, offering price
and redemption price per share
      ($1,963,364 / 183,319 shares
of beneficial interest issued and
outstanding).......................
 ..              $10.71

---------------

---------------

-----------------------------------
-----------------------------------
----------
See Notes to Financial Statements.
7

PRUDENTIAL CALIFORNIA MUNICIPAL
FUND
CALIFORNIA INCOME SERIES
Statement of Operations
-----------------------------------
-------------------------

Year Ended
Net Investment Income
August 31, 1997
Income
   Interest and discount
earned...............
$12,659,765

---------------
Expenses
   Management
fee.............................
990,302
   Distribution fee--Class
A..................         153,019
   Distribution fee--Class
B..................         204,917
   Distribution fee--Class
C..................          23,514
   Custodian's fees and
expenses..............
105,000
   Reports to
shareholders....................
92,000
   Registration
fees..........................
58,000
   Transfer agent's fees and
expenses.........          57,000
   Legal fees and
expenses....................
14,000
   Audit
fees...............................
 ..          13,000
   Trustees' fees and
expenses................
8,000

Miscellaneous......................
 ........          12,015

---------------
      Total
expenses..........................
1,730,767
   Less: Management fee waiver
(Note 2).......         (99,030)
      Custodian fee
credit....................
(486)

---------------
      Net
expenses...........................
 .       1,631,251

---------------
Net investment
income.........................
11,028,514

---------------
Realized and Unrealized Gain
(Loss) on Investments
Net realized gain (loss) on:
   Investment
transactions....................
1,759,698
   Financial futures
transactions.............
(555,008)

---------------

1,204,690

---------------
Net change in unrealized
   appreciation/depreciation on:

Investments........................
 ........       6,241,897
   Financial futures
contracts................
(163,125)

---------------

6,078,772

---------------
Net gain on
investments.......................
7,283,462

---------------
Net Increase in Net Assets
Resulting from
Operations.....................
$18,311,976

---------------

---------------

PRUDENTIAL CALIFORNIA MUNICIPAL
FUND
CALIFORNIA INCOME SERIES
Statement of Changes in Net Assets
-----------------------------------
-------------------------

Increase (Decrease)
Year Ended August 31,
in Net Assets
1997            1996
Operations
   Net investment income........
$ 11,028,514    $ 11,714,829
   Net realized gain on
      investment
      transactions..............
1,204,690         575,926
   Net change in unrealized
      appreciation of
      investments...............
6,078,772         347,033

------------    ------------
   Net increase in net assets
      resulting from
      operations................
18,311,976      12,637,788

------------    ------------
Dividends and distributions
   (Note 1):
   Dividends from net investment
      income
      Class A...................
(8,663,215)     (9,710,835)
      Class B...................
(2,155,430)     (1,827,016)
      Class C...................
(157,025)       (176,978)
      Class Z...................
(52,844)             --

------------    ------------

(11,028,514)    (11,714,829)

------------    ------------
Distributions in excess of net
   investment income
      Class A...................
(14,563)             --
      Class B...................
(3,730)             --
      Class C...................
(308)             --
      Class Z...................
(19)             --

------------    ------------

(18,620)             --

------------    ------------
Series share transactions (net
   of share conversions) (Note
   5):
   Net proceeds from shares
      sold......................
39,086,871      30,762,482
   Net asset value of shares
      issued to shareholders in
      reinvestment of dividends
      and distributions.........
5,324,369       5,331,430
   Cost of shares reacquired....
(34,470,755)    (39,437,718)

------------    ------------
   Net increase (decrease) in
      net assets from Series
      share transactions........
9,940,485      (3,343,806)

------------    ------------
Total increase (decrease).......
17,205,327      (2,420,847)
Net Assets
Beginning of year...............
192,488,453     194,909,300

------------    ------------
End of year.....................
$209,693,780    $192,488,453

------------    ------------

------------    ------------

-----------------------------------
-----------------------------------
----------
See Notes to Financial Statements.
8

PRUDENTIAL CALIFORNIA MUNICIPAL
FUND
Notes to Financial Statements
CALIFORNIA INCOME SERIES
-----------------------------------
-----------------------------------
----------
Prudential California Municipal
Fund (the 'Fund') is registered
under the
Investment Company Act of 1940, as
an open-end investment company. The
Fund was
organized as a Massachusetts
business trust on May 18, 1984 and
consists of
three series. The monies of each
series are invested in separate,
independently
managed portfolios. The California
Income Series (the 'Series')
commenced
investment operations on December
3, 1990. The Series is diversified
and seeks
to achieve its investment objective
of obtaining the maximum amount of
income
exempt from federal and California
state income taxes with the minimum
of risk.
The Series will invest primarily in
investment grade municipal
obligations but
may also invest a portion of its
assets in lower-quality municipal
obligations
or in non-rated securities which
are of comparable quality. The
ability of the
issuers of the securities held by
the Series to meet their
obligations may be
affected by economic developments
in a specific state, industry or
region.
-----------------------------------
-------------------------
Note 1. Accounting Policies

The following is a summary of
significant accounting policies
followed by the
Fund and the Series in preparation
of its financial statements.

Security Valuations: The Series
values municipal securities
(including
commitments to purchase such
securities on a 'when-issued'
basis) on the basis
of prices provided by a pricing
service which uses information with
respect to
transactions in bonds, quotations
from bond dealers, market
transactions in
comparable securities and various
relationships between securities in
determining values. If market
quotations are not readily
available from such
pricing service, a security is
valued at its fair value as
determined under
procedures established by the
Trustees. Short-term securities
which mature in
more than 60 days are valued at
current market quotations. Short-
term securities
which mature in 60 days or less are
valued at amortized cost. All
securities are
valued as of 4:15 p.m., New York
time.

Financial Futures Contracts: A
financial futures contract is an
agreement to
purchase (long) or sell (short) an
agreed amount of securities at a
set price
for delivery on a future date. Upon
entering into a financial futures
contract,
the Series is required to pledge to
the broker an amount of cash and/or
other
assets equal to a certain
percentage of the contract amount.
This amount is
known as the 'initial margin'.
Subsequent payments, known as
'variation margin',
are made or received by the Series
each day, depending on the daily
fluctuations
in the value of the underlying
security. Such variation margin is
recorded for
financial statement purposes on a
daily basis as unrealized gain or
loss. When
the contract expires or is closed,
the gain or loss is realized and is
presented
in the statement of operations as
net realized gain (loss) on
financial futures
contracts.

The Series invests in financial
futures contracts in order to hedge
its existing
portfolio securities or securities
the Series intends to purchase,
against
fluctuations in value caused by
changes in prevailing interest
rates. Should
interest rates move unexpectedly,
the Series may not achieve the
anticipated
benefits of the financial futures
contracts and may realize a loss.
The use of
futures transactions involves the
risk of imperfect correlation in
movements in
the price of futures contracts,
interest rates and the underlying
hedged assets.

Securities Transactions and Net
Investment Income: Securities
transactions are
recorded on the trade date.
Realized gains and losses on sales
of securities are
calculated on the identified cost
basis. Interest income is recorded
on the
accrual basis. The Series amortizes
premiums and original issue
discount paid on
purchases of portfolio securities
as adjustments to interest income.
Expenses
are recorded on the accrual basis
which may require the use of
certain estimates
by management.

Net investment income (other than
distribution fees) and unrealized
and realized
gains or losses are allocated daily
to each class of shares based upon
the
relative proportion of net assets
of each class at the beginning of
the day.

Federal Income Taxes: For federal
income tax purposes, each series in
the Fund
is treated as a separate taxpaying
entity. It is the intent of the
Series to
continue to meet the requirements
of the Internal Revenue Code
applicable to
regulated investment companies and
to distribute all of its net income
to
shareholders. For this reason, no
federal income tax provision is
required.

Dividends and Distributions: The
Series declares daily dividends
from net
investment income. Payment of
dividends is made monthly.
Distributions of net
capital gains, if any, are made
annually.

Income distributions and capital
gain distributions are determined
in accordance
with income tax regulations which
may differ from generally accepted
accounting
principles.

Custody Fee Credits: The Fund has
an arrangement with its custodian
bank,
whereby uninvested monies earn
credits which reduce the fees
charged by the
custodian.

Reclassification of Capital
Accounts: The Fund accounts and
reports for
distributions to shareholders in
accordance with Statement of
Position 93-2:
Determination, Disclosure, and
Financial Statement Presentation of
-----------------------------------
-----------------------------------
----------

PRUDENTIAL CALIFORNIA MUNICIPAL
FUND
Notes to Financial Statements
CALIFORNIA INCOME SERIES
-----------------------------------
-----------------------------------
----------
Income, Capital Gain, and Return of
Capital Distributions by Investment
Companies. The effect of applying
this statement was to increase
undistributed
net investment income by $18,620,
increase accumulated net realized
loss by
$35,565 and increase paid-in
capital by $16,945, due to the sale
of securities
purchased with market discount. Net
investment income, net realized
gains and
net assets were not affected by
this change.
-----------------------------------
-------------------------
Note 2. Agreements

The Fund has a management agreement
with Prudential Investments Fund
Management
LLC ('PIFM'). Pursuant to this
agreement, PIFM has responsibility
for all
investment advisory services and
supervises the subadviser's
performance of such
services. PIFM has entered into a
subadvisory agreement with The
Prudential
Investment Corporation ('PIC'); PIC
furnishes investment advisory
services in
connection with the management of
the Fund. PIFM pays for the cost of
the
subadviser's services, the
compensation of officers of the
Fund, occupancy and
certain clerical and bookkeeping
costs of the Fund. The Fund bears
all other
costs and expenses.

The management fee paid PIFM is
computed daily and payable monthly,
at an annual
rate of .50 of 1% of the average
daily net assets of the Series.
PIFM has agreed to waive a portion
(.05 of 1% of the Series' average
daily net
assets) of its management fee,
which amounted to $99,030 ($.005
per share) for
the year ended August 31, 1997. The
Series is not required to reimburse
PIFM for
such waiver.

The Fund has a distribution
agreement with Prudential
Securities Incorporated
('PSI') which acts as the
distributor of the Class A, Class
B, Class C and Class
Z shares of the Fund. The Fund
compensates PSI for distributing
and servicing
the Fund's Class A, Class B and
Class C shares, pursuant to plans
of
distribution (the 'Class A, B and C
Plans'), regardless of expenses
actually
incurred by PSI. The distribution
fees are accrued daily and payable
monthly. No
distribution or service fees are
paid to PSI as distributor of the
Class Z
shares of the Fund.

Pursuant to the Class A, B and C
Plans, the Fund compensates PSI for
distribution-related activities at
an annual rate of up to .30 of 1%,
 .50 of 1%
and 1% of the average daily net
assets of the Class A, B and C
shares,
respectively. Such expenses under
the Plans were .10 of 1%, .50 of 1%
and .75 of
1% of the average daily net assets
of the Class A, B and C shares,
respectively,
for the fiscal year ended August
31, 1997.

PSI has advised the Series that it
has received approximately $250,840
in
front-end sales charges resulting
from sales of Class A shares during
the fiscal
year ended August 31, 1997. From
these fees, PSI paid such sales
charges to
affiliated broker-dealers which in
turn paid commissions to sales
persons and
incurred other distribution costs.

PSI has advised the Series that for
the fiscal year ended August 31,
1997, it
received approximately $80,000 and
$3,000 in contingent deferred sales
charges
imposed upon certain redemptions by
Class B and Class C shareholders,
respectively.

PSI, PIFM and PIC are indirect,
wholly-owned subsidiaries of The
Prudential
Insurance Company of America.

The Series, along with other
affiliated registered investment
companies (the
'Funds'), entered into a credit
agreement (the 'Agreement') on
December 31, 1996
with an unaffiliated lender. The
maximum commitment under the
Agreement is
$200,000,000. The Agreement expires
on December 30, 1997. Interest on
any such
borrowings outstanding will be at
market rates. The purpose of the
Agreement is
to serve as an alternative source
of funding for capital share
redemptions. The
Series has not borrowed any amounts
pursuant to the Agreement as of
August 31,
1997. The Funds pay a commitment
fee at an annual rate of .055 of 1%
on the
unused portion of the credit
facility. The commitment fee is
accrued and paid
quarterly on a pro-rata basis by
the Funds.
-----------------------------------
-------------------------
Note 3. Other Transactions with
Affiliates

Prudential Mutual Fund Services LLC
('PMFS'), a wholly-owned subsidiary
of PIFM,
serves as the Fund's transfer
agent. During the year ended August
31, 1997, the
Series incurred fees of
approximately $44,800 for the
services of PMFS. As of
August 31, 1997 approximately
$3,300 of such fees were due to
PMFS. Transfer
agent fees and expenses in the
Statement of Operations include
certain
out-of-pocket expenses paid to non-
affiliates.
-----------------------------------
-------------------------
Note 4. Portfolio Securities

Purchases and sales of portfolio
securities of the Series, excluding
short-term
investments, for the fiscal year
ended August 31, 1997 were
$41,098,719 and
$31,381,782, respectively.

The federal income tax cost basis
of the Fund's investments at August
31, 1997
was $191,788,377 and, accordingly,
net unrealized appreciation on
investments
for federal income tax purposes was
$17,333,500 (gross unrealized
appreciation--$18,327,115; gross
unrealized depreciation--$993,615).
-----------------------------------
-----------------------------------
----------

PRUDENTIAL CALIFORNIA MUNICIPAL
FUND
Notes to Financial Statements
CALIFORNIA INCOME SERIES
-----------------------------------
-----------------------------------
----------
As of August 31, 1997, the Series
had sold 40 financial futures
contracts on U.
S. Treasury Bonds which expire in
December 1997. The value at sale of
such
contracts was $4,472,500. The value
of such contracts on August 31,
1997 was
$4,510,000, thereby resulting in an
unrealized loss of $37,500.

For federal income tax purposes,
the Series had a capital loss
carryforward at
August 31, 1997 of approximately
$2,880,100 of which $1,904,400
expires in 2003
and $975,700 expires in 2004. Such
carryforward is after utilization
of
approximately $847,600 of net
taxable gains realized and
recognized during the
year ended August 31, 1997.
Accordingly, no capital gains
distributions are
expected to be paid to shareholders
until net gains have been realized
in excess
of such amount.
-----------------------------------
-------------------------
Note 5. Capital

The Series offers Class A, Class B,
Class C and Class Z shares. Class A
shares
are sold with a front-end sales
charge of up to 3%. Class B shares
are sold with
a contingent deferred sales charge
which declines from 5% to zero
depending on
the period of time the shares are
held. Class C shares are sold with
a
contingent deferred sales charge of
1% during the first year. Class B
shares
will automatically convert to Class
A shares on a quarterly basis
approximately
seven years after purchase. A
special exchange privilege is also
available for
shareholders who qualify to
purchase Class A shares at net
asset value.

Effective September 18, 1996 the
Fund commenced offering Class Z
shares. Class Z
shares are not subject to any sales
or redemption charge and are
offered
exclusively for sale to a limited
group of investors.

The Fund has authorized an
unlimited number of shares of
beneficial interest for
each class at $.01 par value per
share.

Transactions in shares of
beneficial interest for the fiscal
years ended August
31, 1997 and 1996 were as follows:

Class A
Shares         Amount
-----------------------------------
----------    ------------
Year ended August 31, 1997:
Shares sold........................
1,937,503    $ 20,445,041
Shares issued in reinvestment of
  dividends and distributions......
399,645       4,210,389
Shares reacquired..................
(2,590,226)    (27,275,477)

----------    ------------
Net decrease in shares outstanding
  before conversion................
(253,078)     (2,620,047)
Shares issued upon conversion from
  Class B..........................
42,570         446,739

----------    ------------
Net decrease in shares
  outstanding......................
(210,508)   $ (2,173,308)

----------    ------------

----------    ------------
Class A
Shares         Amount
-----------------------------------
----------    ------------
Year ended August 31, 1996:
Shares sold........................
1,469,282    $ 15,353,903
Shares issued in reinvestment of
  dividends........................
423,903       4,418,412
Shares reacquired..................
(3,013,190)    (31,387,129)

----------    ------------
Net decrease in shares outstanding
  before conversion................
(1,120,005)    (11,614,814)
Shares issued upon conversion from
  Class B..........................
43,624         462,855

----------    ------------
Net decrease in shares
  outstanding......................
(1,076,381)   $(11,151,959)

----------    ------------

----------    ------------
Class B
-----------------------------------
Year ended August 31, 1997:
Shares sold........................
1,426,212    $ 15,041,198
Shares issued in reinvestment of
  dividends and distributions......
91,835         967,638
Shares reacquired..................
(531,588)     (5,601,556)

----------    ------------
Net increase in shares outstanding
  before conversion................
986,459      10,407,280
Shares reacquired upon conversion
  into Class A.....................
(42,570)       (446,739)

----------    ------------
Net increase in shares
  outstanding......................
943,889    $  9,960,541

----------    ------------

----------    ------------
Year ended August 31, 1996:
Shares sold........................
1,249,539    $ 13,048,395
Shares issued in reinvestment of
  dividends........................
76,710         799,113
Shares reacquired..................
(582,678)     (6,087,873)

----------    ------------
Net increase in shares outstanding
  before conversion................
743,571       7,759,635
Shares reacquired upon conversion
  into Class A.....................
(43,624)       (462,855)

----------    ------------
Net increase in shares
  outstanding......................
699,947    $  7,296,780

----------    ------------

----------    ------------
Class C
-----------------------------------
Year ended August 31, 1997:
Shares sold........................
139,593    $  1,480,063
Shares issued in reinvestment of
  dividends and distributions......
9,040          95,296
Shares reacquired..................
(128,116)     (1,354,688)

----------    ------------
Net increase in shares
  outstanding......................
20,517         220,671

----------    ------------

----------    ------------
Year ended August 31, 1996:
Shares sold........................
224,426    $  2,360,184
Shares issued in reinvestment of
  dividends........................
10,915         113,905
Shares reacquired..................
(187,555)     (1,962,716)

----------    ------------
Net increase in shares
  outstanding......................
47,786    $    511,373

----------    ------------

----------    ------------
Class Z
-----------------------------------
September 18, 1996(a) through
  August 31, 1997:
Shares sold........................
201,074    $  2,120,569
Shares issued in reinvestment of
  dividends and distributions......
4,829          51,046
Shares reacquired..................
(22,584)       (239,034)

----------    ------------
Net increase in shares
  outstanding......................
183,319       1,932,581

----------    ------------

----------    ------------

---------------
(a) Commencement of offering of
Class Z shares.
-----------------------------------
-----------------------------------
----------

PRUDENTIAL CALIFORNIA MUNICIPAL
FUND
Financial Highlights
CALIFORNIA INCOME SERIES
-----------------------------------
-----------------------------------
----------

Class A

-----------------------------------
-------------------------

Year Ended August 31,

-----------------------------------
-------------------------

1997         1996         1995
1994         1993

--------     --------     --------
--------     --------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of
year..................    $  10.33
$  10.28     $  10.19     $  10.68
$  10.08

--------     --------     --------
--------     --------
Income from investment operations
Net investment
income(a)..........................
 ..         .60          .63
 .65          .65          .67
Net realized and unrealized gain
(loss) on
   investment
transactions.......................
 ...         .38          .05
 .09         (.39)         .65

--------     --------     --------
--------     --------
   Total from investment
operations.................
 .98          .68          .74
 .26         1.32

--------     --------     --------
--------     --------
Less distributions
Dividends from net investment
income................        (.60)
(.63)        (.65)        (.65)
(.67)
Distributions in excess of net
investment income....          --
(c)        --           --
--           --
Distributions from net realized
gains...............          --
--           --         (.10)
(.05)

--------     --------     --------
--------     --------
   Total
distributions......................
 ........        (.60)        (.63)
(.65)        (.75)        (.72)

--------     --------     --------
--------     --------
Net asset value, end of
year........................    $
10.71     $  10.33     $  10.28
$  10.19     $  10.68

--------     --------     --------
--------     --------

--------     --------     --------
--------     --------
TOTAL
RETURN(b):.........................
 ...........        9.72%
6.67%        7.67%        2.55%
13.67%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year
(000).......................
$156,684     $153,236     $163,538
$183,742     $200,899
Average net assets
(000)............................
$153,019     $161,420     $165,500
$195,610     $165,895
Ratios to average net assets(a):
   Expenses, including distribution
fees............         .73%
 .50%         .40%         .35%
 .20%
   Expenses, excluding distribution
fees............         .63%
 .40%         .30%         .25%
 .10%
   Net investment
income............................
5.66%        6.01%        6.49%
6.25%        6.52%
For Class A, B, C and Z shares:
   Portfolio turnover
rate..........................
16%          22%          39%
46%          34%

---------------
(a) Net of expense subsidy and
management fee waiver.
(b) Total return does not consider
the effects of sales loads. Total
return is
    calculated assuming a purchase
of shares on the first day and a
sale on the
    last day of each year reported
and includes reinvestment of
dividends and
    distributions.
(c) Less than $.005 per share.
-----------------------------------
-----------------------------------
----------
See Notes to Financial Statements.
12

PRUDENTIAL CALIFORNIA MUNICIPAL
FUND
Financial Highlights
CALIFORNIA INCOME SERIES
-----------------------------------
-----------------------------------
----------

Class B

-----------------------------------
------------

December 7,

1993(d)

Year Ended August 31,
Through

-------------------------------
August 31,

1997        1996        1995
1994

-------     -------     -------
-----------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of
period................    $ 10.33
$ 10.28     $ 10.19       $ 10.61

-------     -------     -------
-----------
Income from investment operations
Net investment
income(a)..........................
 ..        .55         .59
 .61           .44
Net realized and unrealized gain
(loss) on
   investment
transactions.......................
 ...        .38         .05
 .09          (.42)

-------     -------     -------
-----------
   Total from investment
operations.................
 .93         .64         .70
 .02

-------     -------     -------
-----------
Less distributions
Dividends from net investment
income................       (.55)
(.59)       (.61)         (.44)
Distributions in excess of net
investment income....         --(e)
--          --            --

-------     -------     -------
-----------
   Total
distributions......................
 ........       (.55)       (.59)
(.61)         (.44)

-------     -------     -------
-----------
Net asset value, end of
period......................    $
10.71     $ 10.33     $ 10.28
$ 10.19

-------     -------     -------
-----------

-------     -------     -------
-----------
TOTAL
RETURN(b):.........................
 ...........       9.28%       6.25%
7.24%         (.14)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
(000).....................
$47,436     $35,983     $28,609
$18,931
Average net assets
(000)............................
$40,983     $32,555     $23,722
$ 6,814
Ratios to average net assets(a):
   Expenses, including distribution
fees............       1.13%
 .90%        .80%         1.11%(c)
   Expenses, excluding distribution
fees............        .63%
 .40%        .30%          .43%(c)
   Net investment
income............................
5.26%       5.61%       6.09%
8.15%(c)

---------------
(a) Net of expense subsidy and
management fee waiver.
(b) Total return does not consider
the effects of sales loads. Total
return is
    calculated assuming a purchase
of shares on the first day and a
sale on the
    last day of each period
reported and includes reinvestment
of dividends and
    distributions. Total returns
for periods of less than a full
year are not
    annualized.
(c) Annualized.
(d) Commencement of offering of
Class B shares.
(e) Less than $.005 per share.
-----------------------------------
-----------------------------------
----------
See Notes to Financial Statements.
13

PRUDENTIAL CALIFORNIA MUNICIPAL
FUND
Financial Highlights
CALIFORNIA INCOME SERIES
-----------------------------------
-----------------------------------
----------

Class C
Class Z

-----------------------------------
-----------     -------------

August 1,      September 18,

1994(d)          1996(e)

Year Ended August 31,
Through          Through

-------------------------------
August 31,      August 31,

1997        1996        1995
1994            1997

-------     -------     -------
----------     -------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of
period................    $ 10.33
$ 10.28     $ 10.19       $10.18
$ 10.38

-------     -------     -------
-----            -----
Income from investment operations
Net investment
income(a)..........................
 ..        .53         .56
 .58          .05              .57
Net realized and unrealized gain
(loss) on
   investment
transactions.......................
 ...        .38         .05
 .09          .01              .33

-------     -------     -------
-----            -----
   Total from investment
operations.................
 .91         .61         .67
 .06              .90

-------     -------     -------
-----            -----
Less distributions
Dividends from net investment
income................       (.53)
(.56)       (.58)        (.05)
(.57)
Distributions in excess of net
investment income....         --(f)
--          --           --
--(f)

-------     -------     -------
-----            -----
   Total
distributions......................
 ........       (.53)       (.56)
(.58)        (.05)            (.57)

-------     -------     -------
-----            -----
Net asset value, end of
period......................    $
10.71     $ 10.33     $ 10.28
$10.19          $ 10.71

-------     -------     -------
-----            -----

-------     -------     -------
-----            -----
TOTAL
RETURN(b):.........................
 ...........       9.01%       5.99%
6.98%         .47%            8.86%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
(000).....................    $
3,611     $ 3,269     $ 2,762
$1,054          $ 1,963
Average net assets
(000)............................
$ 3,135     $ 3,300     $ 1,751
$  353          $   970
Ratios to average net assets(a):
   Expenses, including distribution
fees............       1.38%
1.15%       1.05%        1.12%(c)
 .63%(c)
   Expenses, excluding distribution
fees............        .63%
 .40%        .30%         .37%(c)
 .63%(c)
   Net investment
income............................
5.01%       5.36%       5.84%
6.25%(c)         5.76%(c)

---------------
(a) Net of expense subsidy and/or
fee waiver.
(b) Total return does not consider
the effects of sales loads. Total
return is
    calculated assuming a purchase
of shares on the first day and a
sale on the
    last day of each period
reported and includes reinvestment
of dividends and
    distributions. Total returns
for periods of less than a full
year are not
    annualized.
(c) Annualized.
(d) Commencement of offering of
Class C shares.
(e) Commencement of offering of
Class Z shares.
(f) Less than $.005 per share.
-----------------------------------
-----------------------------------
----------
See Notes to Financial Statements.
14

PRUDENTIAL CALIFORNIA MUNICIPAL
FUND
Report of Independent Accountants
CALIFORNIA INCOME SERIES
-----------------------------------
-----------------------------------
----------
To the Shareholders and Board of
Trustees of
Prudential California Municipal
Fund, California Income Series:

In our opinion, the accompanying
statement of assets and
liabilities, including
the portfolio of investments, and
the related statements of
operations and of
changes in net assets and the
financial highlights present
fairly, in all
material respects, the financial
position of Prudential California
Municipal
Fund, California Income Series (the
'Fund', one of the portfolios
constituting
Prudential California Municipal
Fund) at August 31, 1997, and the
results of its
operations, the changes in its net
assets and the financial highlights
for the
year then ended, in conformity with
generally accepted accounting
principles.
These financial statements and
financial highlights (hereafter
referred to as
'financial statements') are the
responsibility of the Fund's
management; our
responsibility is to express an
opinion on these financial
statements based on
our audit. We conducted our audit
of these financial statements in
accordance
with generally accepted auditing
standards which require that we
plan and
perform the audit to obtain
reasonable assurance about whether
the financial
statements are free of material
misstatement. An audit includes
examining, on a
test basis, evidence supporting the
amounts and disclosures in the
financial
statements, assessing the
accounting principles used and
significant estimates
made by management, and evaluating
the overall financial statement
presentation.
We believe that our audit, which
included confirmation of securities
at August
31, 1997 by correspondence with the
custodian and brokers and the
application of
alternative auditing procedures
where securities purchased had not
been
received, provides a reasonable
basis for the opinion expressed
above. The
accompanying statement of changes
in net assets for the year ended
August 31,
1996 and the financial highlights
for each of the four periods in the
period
ended August 31, 1996 were audited
by other independent accountants,
whose
opinion dated October 14, 1996 was
unqualified.

PRICE WATERHOUSE LLP
1177 Avenue of the Americas
New York, New York
October 20, 1997
-----------------------------------
-----------------------------------
----------

PRUDENTIAL CALIFORNIA MUNICIPAL
FUND
Change of Auditors
CALIFORNIA INCOME SERIES
-----------------------------------
-----------------------------------
----------
Effective March 1, 1997, Deloitte &
Touche LLP was terminated as the
Fund's
auditors. For the years ended
August 31, 1993 through August 31,
1996, Deloitte
& Touche LLP expressed an
unqualified opinion on the Series'
financial
statements. There were no
disagreements between Fund
management and Deloitte &
Touche LLP prior to their
termination. The Board of Trustees
approved the
termination of Deloitte & Touche
LLP and the appointment of Price
Waterhouse LLP
as the Fund's independent
accountants.



PRUDENTIAL MUNICIPAL SERIES FUND
Federal Income Tax Information
CALIFORNIA INCOME SERIES
-----------------------------------
-----------------------------------
----------
We are required by the Internal
Revenue Code to advise you within
60 days of the
Series' fiscal year end (August 31,
1997) as to the federal tax status
of
dividends paid by the Series during
such fiscal year. Accordingly, we
are
advising you that in the fiscal
year ended August 31, 1997,
dividends paid from
net investment income of $.60 per
share for Class A shares, $.55 per
Class B
share, $.53 per Class C share and
$.57 per Class Z share were all
federally
tax-exempt interest dividends. In
addition, the Series paid to Class
A, B, and C
shares a special taxable income of
$.001 which is taxable as ordinary
income.

We wish to advise you that the
corporate dividends received
deduction for the
Series is zero. Only funds that
invest in U.S. equity securities
are entitled to
pass-through a corporate dividends
received deduction.

In January 1998 you will be advised
on IRS Form 1099 DIV or substitute
1099 DIV
as to federal tax status of the
distributions received by you in
calendar year
1997.
-----------------------------------
-----------------------------------
----------

Comparing A $10,000 Investment.
Prudential California Municipal
Fund: California Income
Series vs. Lehman Bros. General
Muni Debt Index.

Past performance is not indicative
of future results. Investment
return and
principal value will fluctuate so
an investor's shares, when
redeemed, will
be worth more or less than their
original cost. The box on top of
the graphs
are designed to give you an idea of
how much the Series' returns can
fluctuate
from year to year by measuring the
best and worst years in terms of
total
annual return since inception of
each share class.

These graphs are furnished to you
in accordance with SEC regulations.
They
compare a $10,000 investment in the
Prudential California Municipal
Fund:
California Income Series (Class A,
Class B, Class C and Class Z) with
a
similar investment in the Lehman
Brothers Municipal Bond Index by
portraying
the initial account values at the
commencement of operations of each
class,
and subsequent account values at
the end of the most recent
reporting period
(August 31, 1997), as measured on a
quarterly basis, beginning in 1990
for
Class A shares; 1993 for Class B
shares; 1994 for Class C shares;
and 1996
for Class Z shares. For purposes of
the graphs, and unless otherwise
indicated, in the accompanying
tables it has been assumed (a) that
the
maximum applicable front-end sales
charge was deducted from the
initial
$10,000 investment in Class A
shares; (b) the maximum applicable
contingent
deferred sales charge was deducted
from the value of the investment in
Class
B and Class C shares, assuming full
redemption on August 31, 1997; (c)
all
recurring fees (including
management fees) were deducted; and
(d) all
dividends and distributions were
reinvested. Class B shares
automatically
convert to Class A shares, on a
quarterly basis, approximately
seven years
after purchase. This conversion
feature is not reflected in the
graph. The
graph and accompanying tables
reflect the past subsidy and/or
waiver of
expenses and/or management fees.

The Lehman Index is a weighted
index comprised of 21,000 municipal
bonds
(general obligation bonds, revenue
bonds, insured bonds and
prerefunded bonds)
selected by Lehman Brothers as
representative of the long-term
investment
grade municipal bond market. It is
an unmanaged index that includes
the
reinvestment of all dividends, but
does not reflect the transaction
costs
and advisory fees paid by the
Series' investors. The Index's
holdings differ
from the Series' portfolio. The
Index is not the only one that may
be used to
characterize performance of bond
funds and other indices may portray
different
comparative performance.

Class A
Best Year:  1995       18.51%
Worst Year: 1994        -3.7%

Average Annual Total
 Returns - Class A
With Sales Load
8.22% Since Inception (7.83%)
7.34% for 5 Years (6.98%)
6.43% for 1 Year (6.33%)

Without Sales Load
8.71% Since Inception (8.32%)
8.00% for 5 Years (7.63%)
9.72% for 1 Year (9.62%)

Class B
Best Year:  1995       18.1%
Worst Year: 1994       -4.0%

Average Annual Total
Returns - Class B

With Sales Load
5.66% Since Inception (5.37%)
4.28% for 1 Year (4.18%)

Without Sales Load
6.12% Since Inception (5.83%)
9.28% for 1 Year (9.18%)

Class C
Average Annual Total
Returns - Class C

With Sales Load
7.28% Since Inception (7.02%)
8.01% for 1 Year (7.91%)

Without Sales Load
7.28% Since Inception (7.02%)
9.01% for 1 Year (8.91%)

Class Z

Prudential Mutual Funds
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

(800) 225-1852
http://www.prudential.com

Trustees
Edward D. Beach
Eugene C. Dorsey
Delayne Dedrick Gold
Robert F. Gunia
Harry A. Jacobs, Jr.
Donald D. Lennox
Mendel A. Melzer
Thomas T. Mooney
Thomas H. O'Brien
Richard A. Redeker
Nancy H. Teeters
Louis A. Weil, III

Officers
Richard A. Redeker, President
Thomas A. Early, Vice President
Grace C. Torres, Treasurer
Stephen M. Ungerman, Assistant
Treasurer
S. Jane Rose, Secretary
Deborah A. Docs, Assistant
Secretary
Deborah A. Garfield, Assistant
Secretary

Manager
Prudential Investments Fund
Management LLC
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

Investment Adviser
The Prudential Investment
Corporation
Prudential Plaza
Newark, NJ 07102-3777

Distributor
Prudential Securities Incorporated
One Seaport Plaza
New York, NY 10292

Custodian
State Street Bank and Trust Company
One Heritage Drive
North Quincy, MA 02171

Transfer Agent
Prudential Mutual Fund Services LLC
P.O. Box 15005
New Brunswick, NJ 08906

Independent Accountants
Price Waterhouse LLP
1177 Avenue of the Americas
New York, NY 10036

Legal Counsel
Shereff, Friedman, Hoffman &
Goodman, LLP
919 Third Avenue
New York, NY 10022

The views expressed in this report
and information about the Series'
portfolio
holdings are for the period covered
by this report and are subject to
change
thereafter.

This report is not authorized for
distribution to prospective
investors unless
preceded or accompanied by a
current prospectus.

744313305          MF146E
744313404          Cat. #4443509
744313800
744313875


(ICON)

Prudential
California
Municipal
Fund

-------------------
California
Money Market Series

ANNUAL
REPORT
Aug. 31, 1997

(LOGO)

California Municipal Fund
California Money Market Series

Performance At A Glance.
Short-term interest rates moved
higher during the past six months
as the
Federal Reserve finally acted to
head off inflationary pressures
before they
had a chance to build. For the 12-
months ended August 31, 1997, your
Prudential
California Municipal Fund --
California Money Market Series
produced
competitive tax-free income,
maintained its high credit quality
and sustained
a stable $1 net asset value.

Fund Facts
As of 8/31/97

                    7-Day      Net
Asset   Taxable Equivalent Yield*
Weighted      Total Net
                 Current Yld.
Value     @31%      @36%     @39.6%
Avg. Mat.    Assets (mil.)
CA Money
Market Fund         2.65%
$1       4.23%    4.57%     4.84%
51 Days         $285.3
IBC Financial Data
CA Tax-Exempt
Fund Avg.2          2.72
$1       4.35     4.69      4.97
46 Days          N/A

Note: Yields will fluctuate from
time to time and past performance
is not
indicative of future results.

An investment in the Series is
neither insured nor guaranteed by
the U.S.
government and there can be no
assurance that the Series will be
able to
maintain a stable net asset value
of $1 per share.

1Some investors may be subject to
the federal alternative minimum tax
and/or
state and local taxes. Taxable
equivalent yields reflect federal
and applicable
state tax rates.

2This is the average 7-day current
yield, NAV and WAM of all funds in
the
International Business
Communications Financial Data's
California tax-exempt
money market fund category.

Tracking Tax-Free Money Fund
Yields.
           (GRAPH)


How Investments Compared.
   (As of 8/31/97)
       (GRAPH)

Source: Lipper Analytical Services.
Financial markets change, so a
mutual
fund's past performance should
never be used to predict future
results. The
risks to each of the investments
listed above are different -- we
provide
12-month total returns for several
Lipper mutual fund categories to
show you
that reaching for higher returns
means tolerating more risk. The
greater the
risk, the larger the potential
reward or loss. In addition, we've
included
historical 20-year average annual
returns. These returns assume the
reinvestment of dividends.

U.S. Growth Funds will fluctuate a
great deal. Investors have received
higher
historical total returns from
stocks than from most other
investments. Smaller
capitalization stocks offer greater
potential for long-term growth but
may be
more volatile than larger
capitalization stocks.

General Bond Funds provide more
income than stock funds, which can
help smooth
out their total returns year by
year. But their prices still
fluctuate
(sometimes significantly) and their
returns have been historically
lower than
those of stock funds.

General Municipal Debt Funds invest
in bonds issued by state
governments, state
agencies and/or municipalities.
This investment provides income
that is usually
exempt from federal and state
income taxes.

Tax-Exempt Money Funds attempt to
preserve a constant share value and
provide
tax-free income. They don't
fluctuate much in price but,
historically, their
returns have been generally among
the lowest of the major investment
categories.

*18 years for tax-exempt money
funds.

Colleen Meehan, Fund Manager

Portfolio
Manager's Report
The Prudential California Municipal
Fund -- California Money Market
Series
seeks to provide the highest
current income exempt from federal
and California
state income taxes, preserve
capital, and maintain liquidity and
a stable net
asset value of $1 per share. The
Series intends to invest in a
portfolio of
short-term municipal bonds with
maturities of 13 months or less
from the State
of California, its municipalities,
local governments and other
qualifying
issuers (such as Puerto Rico, Guam
and the U.S. Virgin Islands). There
can be
no assurance that the Series will
achieve its investment objective.

New Manager Named.
The Board of Trustees recently
named Colleen Meehan as the new
portfolio
manager of the Prudential
California Municipal Fund --
California Money Market
Series. Colleen is a 16-year
veteran at Prudential where she
also currently
manages the Prudential Municipal
Series -- Massachusetts and New
York money
market series. Her experience with
the municipal bond markets is quite
extensive and includes overseeing
some $2 billion of unit investment
trusts as
well as managing several state-
specific bond funds.

Strategy Session.
-----------------------------------
-----------------------------------
---------
Our strategy over the past year was
to adjust the Series'weighted
average
maturity (WAM) to take advantage of
changing market conditions. WAM
measures
the sensitivity of the Series to
changing interest rates. When rates
are
expected to rise, we typically
reduce WAM (by purchasing
securities with
shorter maturities) so that we are
ready to purchase new securities
with higher
yields. Conversely, when rates are
expected to decline, we lengthen
WAM to
preserve higher yields longer.

For example, municipal interest
rates usually drop in January.
Consequently,
many portfolio managers typically
lengthen maturities in December to
lock in
higher yields and carry them
through this period. But the
decline in rates in
1997 was not as steep or prolonged
as in years past because fewer
bonds were
called or pre-refunded.
Anticipating this, we did not
lengthen our WAM sharply
and so were able to buy securities
with higher yields as rates began
to rebound
in mid-January. We shortened our
WAM in late February in
anticipation of the
Federal Funds rate increase on
March. Afterwards, we extended the
WAM again as
short-term bond yields continued to
climb in April.

A Long Wait Ends.
For much of the year ended August
31, investors expected the Federal
Reserve to
raise the Federal Funds rate (what
banks charge each other for
overnight loans)
to promote moderate, non-
inflationary growth. Correctly
anticipating these
moves is one way your Series seeks
to strengthen its tax-free returns.
The U.S.
economy grew unevenly in the second
half of 1996. During the summer, it
inched
along at a 1% annualized rate. Then
it accelerated in the fourth
quarter of the
year to more than four times its
earlier pace. This type of robust
expansion
can cause inflationary pressures to
build.

The rapid growth continued into
early 1997 as employment and retail
sales rose
sharply. Few investors were
surprised on March 25 when the
Federal Reserve
increased the Federal Funds rate by
a quarter percentage point to 5.5%.
It was
the first increase in two years. In
fact, some investors were expecting
the
central bank to act again in May
but consumer spending backed off
and the
economy lost some momentum in the
spring. So the Federal Funds rate
remained at
5.5% through the end of the
reporting period.

What Went Well.
-----------------------------------
--------------
We Locked In Higher Yields.
In April, the market was
temporarily swamped with supply as
portfolio managers
sold short-term municipal bonds to
provide investors with cash to pay
their
federal income taxes. This new
supply pushed up yields. So we
lengthened the
Series'WAM to nearly 55 days by
purchasing predominantly one-year
securities.
Locking in higher yields in April
was a good move because the Federal
Reserve
left the Federal Funds rate at 5.5%
in May, and short-term bond yields
declined.

Searching For Value.
Our search for value led us to
bonds from Puerto Rico because the
commonwealth's debt is exempt from
all state and federal income taxes.
We
purchased attractively priced,
triple-A rated bonds issued by the
Puerto Rico
Commonwealth Aqueduct and Sewer
Authority. These pre-refunded
securities
garnered the top rating because
they are backed by U.S. government
securities.
We continued to purchase bonds
subject to the federal alternative
minimum tax
(AMT). AMT yields were up to 15
basis points higher than yields on
non-AMT
investments. (A basis point is
1/100 of a percentage point.)

Looking Ahead.
--------------
Consumer prices, a barometer for
inflation, rose at a 1.5%
annualized rate in
the first seven months of 1997, the
slowest pace since 1986. While
inflation is
expected to remain subdued
throughout the remainder of the
year, the Federal
Reserve may still increase the
Federal Funds rate for a second
time in 1997 if
economic growth does not moderate.

We believe that central bank
policymakers will not wait until a
strong economy
causes inflationary pressures to
build. They prefer to act before
inflation
becomes a problem. With this in
mind, we will keep the Series'WAM
in line with
the average California money market
fund just in case the central bank
raises
interest rates again this year.

And Not So Well.
----------------
Limited Opportunities.
Although a large number of short-
term municipal bonds are issued in
California
each year (particularly in June),
we purchase only the highest
quality.
California's economy continues to
strengthen and the general trend
favors
improving credit quality. Still, we
remain conservative in our
investments,
preferring to wait for proof of
strengthened finances in many
situations. This
cautious attitude protects the
portfolio but limits our investment
opportunities.

Weighted Average Maturity Is
Compared
        To The Average Fund.
              (GRAPH)

President's Letter
September 22, 1997
-----------------------------------
-----------------------------------
---------
(PHOTO)

Dear Shareholder:
As we enter the final months of
1997, the news from the financial
markets
remains very positive. Since the
beginning of the year through
August, stocks
have gained nearly 23%, according
to the Standard & Poor's 500 Index.
The Dow
Jones Industrial Average has set --
and then has broken -- new records.
Short-term interest rates are up
modestly, which is good news for
money market
investors, and bonds are also
producing healthy returns.

While the overall picture is
favorable there have been a few
bumps along the
way. In early spring stock prices
fell nearly 10% and a similar,
although less
steep, sell-off happened in late
summer. In both instances the
financial
markets recovered, but these market
swings illustrate the importance of
developing an investment strategy
and sticking with it.

Here are a few thoughts to keep in
mind that may help you stay the
course
during times of market uncertainty
or volatility.

- Keep Your Expectations Realistic.
The best investors know that
financial
  markets rise and fall -- and so
too, will the value of their
investments.
  Over time, however, stocks have
been shown to produce very
attractive
  returns that were well ahead of
inflation. And where income is the
primary
  goal, bonds have also provided
attractive returns.

- Remember Your Time Horizon. If
your investment goals are long term
(several
  years or more), your time horizon
should also be long term. During
this
  period, it's not unusual for
stocks and bonds to experience
several periods
  of market uncertainty.

- We're On Your Side. Your
Prudential Securities Financial
Advisor or Pruco
  Securities Registered
Representative can help you
understand what's happening
  in the financial markets. They
can assist you in making informed
decisions
  based upon a thorough knowledge
of your financial needs and long-
term goals.
  Call him or her today.

Thank you for your continued
confidence in Prudential mutual
funds. We'll do
everything we can to keep you
informed and to earn your trust.

Sincerely,

Brian M. Storms
President, Prudential Mutual Funds
& Annuities

Portfolio of Investments
PRUDENTIAL CALIFORNIA MUNICIPAL
FUND
as of August 31, 1997
CALIFORNIA MONEY MARKET SERIES
-----------------------------------
-----------------------------------
----------

Moody's
Principal

Rating         Interest
Maturity     Amount         Value
Description (a)
(Unaudited)        Rate
Date        (000)        (Note 1)
-----------------------------------
-----------------------------------
-----------------------------------
---------------------
Alum Rock Union Elementary Sch.
Dist., Ser. 96, T.R.A.N.
SP1+(c)           4.25%
10/23/97   $  4,500     $
4,502,777
Anaheim Hsg. Auth., Monterey Apts.,
Ser. 97B, F.R.W.D.,
   A.M.T.
A1+(c)            3.15
9/04/97      4,545        4,545,000
California Hsg. Fin. Agcy. Rev.,
Home Mtg. Rev., Ser. 97J,
   A.M.T.
VMIG1             3.95
8/03/98      5,000        5,000,000
California Poll. Ctrl. Fin. Auth.
Rev.,
   Arco Proj., Ser. 94A, F.R.D.D.,
A.M.T.                       VMIG1
3.55        9/02/97      3,700
3,700,000
   Burrtec Waste Ind., Ser. 97B,
F.R.W.D., A.M.T.               NR
3.10        9/03/97      2,000
2,000,000
   Chevron U.S.A. Inc. Proj., Ser.
84, A.O.T.                   Aa2
4.00        5/15/98      5,155
5,155,000
   Delano Proj., Ser. 89, F.R.D.D.,
A.M.T.                      P1
3.55        9/02/97        600
600,000
   Delano Proj., Ser. 90, F.R.D.D.,
A.M.T.                      P1
3.55        9/02/97        100
100,000
   Delano Proj., Ser. 91, F.R.D.D.,
A.M.T.                      P1
3.55        9/02/97        800
800,000
   Honey Lake Pwr. Proj., Ser. 88,
F.R.D.D., A.M.T.             Aa3
3.55        9/02/97        700
700,000
   Pacific Gas & Elec., Ser. 96A,
F.R.W.D., A.M.T.
A1+(c)            3.05
9/03/97      5,000        5,000,000
   Shell Oil Co. Proj., Ser. 94A,
F.R.D.D., A.M.T.              VMIG1
3.45        9/02/97      8,600
8,600,000
   So. Cal. Ed., Ser. 86C, F.R.D.D.
P1                3.50
9/02/97        500          500,000
   U.S. Borax Inc. Proj., Ser. 95A,
F.R.W.D.                    Aa2
3.30        9/04/97      5,100
5,100,000
   Ultrapower Malaga Fresno Proj.,
Ser. 88A, F.R.D.D.,
      A.M.T.
P1                3.55
9/02/97      1,700        1,700,000
   Ultrapower Malaga Fresno Proj.,
Ser. 88B, F.R.D.D.,
      A.M.T.
P1                3.55
9/02/97      1,000        1,000,000
   Ultrapower Rocklin Proj., Ser.
88A, F.R.D.D., A.M.T.         P1
3.55        9/02/97      1,100
1,100,000
   Ultrapower Rocklin Proj., Ser.
88B, F.R.D.D., A.M.T.         P1
3.55        9/02/97      2,200
2,200,000
California St.,
   General Obligation, T.E.C.P.
P1                3.65
9/16/97      8,000        8,000,000
   General Obligation, T.E.C.P.
P1                3.65
10/10/97      5,045
5,045,000
California Statewide Cmntys. Dev.
Auth.,
   Chevron Proj., Ser. 94,
F.R.D.D., A.M.T.
P1                3.50
9/02/97      1,000        1,000,000
   Kimberly Woods Apts., Ser. 95B,
F.R.W.D., F.N.M.A.,
      A.M.T.
A1+(c)            3.15
9/03/97      2,000        2,000,000
   Northern Ca. Retired Officers,
Ser. 96, F.R.D.D.             VMIG1
3.40        9/02/97      1,500
1,500,000
Camarillo Multi-family Hsg. Rev.,
Hacienda De Camarillo
   Proj.,
   Ser. 96, F.R.W.D., A.M.T.
A1+(c)            3.15
9/04/97      3,000        3,000,000
Chula Vista Ind. Dev. Auth., San
Diego Gas & Electric,
   Ser. 92C, T.E.C.P., A.M.T.
VMIG1             3.70
10/08/97      3,000
3,000,000
City of Fowler Ind. Dev. Auth., Bee
Sweet Citrus, Ser. 95,
   F.R.W.D., A.M.T.
Aa2               3.40
9/04/97      2,000        2,000,000
Contra Costa Cnty., Ser. 97-98,
T.R.A.N.
MIG1              4.50
7/01/98      5,000        5,026,772
Fresno Multi-family Hsg. Rev.,
   Heron Pointe Apartment Proj.,
F.R.W.D.
VMIG1             3.20
9/03/97      4,900        4,900,000
   Sunrise Of Fresno Proj., Ser.
96A, F.R.W.D., A.M.T.
A1+(c)            3.51
9/04/97      5,500        5,500,000

-----------------------------------
-----------------------------------
----------
See Notes to Financial Statements.
3

Portfolio of Investments
PRUDENTIAL CALIFORNIA MUNICIPAL
FUND
as of August 31, 1997
CALIFORNIA MONEY MARKET SERIES
-----------------------------------
-----------------------------------
----------

Moody's
Principal

Rating         Interest
Maturity     Amount         Value
Description (a)
(Unaudited)        Rate
Date        (000)        (Note 1)
-----------------------------------
-----------------------------------
-----------------------------------
---------------------
Kern Cnty. Superintendent Of Schs.,
Ser. 96A, F.R.W.D.
   (cost $10,000,000; purchased
12/19/96)
A1+(c)            3.30%
9/04/97   $ 10,000 (f) $ 10,000,000
Kings Cnty. Hsg. Auth., Edgewater
Isle., Ser. 96A,
   F.R.W.D.
VMIG1             3.20
9/03/97      2,915        2,915,000
Lassen Muni. Util. Dist. Rev.,
Refunding Rev., Ser. 96A,
   F.R.W.D., F.S.A., A.M.T.
VMIG1             3.40
9/04/97      6,600        6,600,000
Los Angeles Cnty. Comm. Sales Tax
Rev.,
   Ser. 91A, T.E.C.P.
P1                3.75
9/04/97      5,000        5,000,000
   Ser. 91A, T.E.C.P.
P1                3.50
9/10/97      9,000        9,000,000
Los Angeles Comm. Coll. Dist.,
T.R.A.N.
SP1+(c)           4.50
7/02/98      8,000        8,038,417
Los Angeles Dept. Wtr. & Pwr., Ser.
90, T.E.C.P.                P1
3.90       10/15/97      6,000
6,000,000
Los Angeles Hsg. Auth., Multi-
family Rev., Lanewood Apts.
   Proj., Ser. 85, F.R.W.D.
VMIG1             3.15
9/03/97      7,700        7,700,000
M S R Pub. Pwr. Agcy., San Juan
Project, Ser. D, F.R.W.D.,
   M.B.I.A.
VMIG1             3.05
9/04/97     10,000       10,000,000
Moorpark Ind. Dev. Auth. Rev.,
Kavli & Kavlico Corp., Ser.
   85, F.R.W.D.
VMIG1             3.05
9/04/97      6,795        6,795,000
Oakland Unified Sch. Dist., Ser. 96-
97, T.R.A.N.                SP1+(c)
4.25       10/14/97      1,000
1,000,454
Olcese Wtr. Dist., Rio Bravo Wtr.
Delivery Sys., Ser. 86A,
   T.E.C.P., A.M.T.
P1                3.60
9/12/97      6,600        6,600,000
Ontario Multi-family Hsg. Rev.,
Park Ctr. Proj., Ser. 85A,
   F.R.W.D.
VMIG1             3.05
9/04/97      8,400        8,400,000
Palmdale Cmnty. Redev. Agy.,
Manzanita Villa Apts. Proj.,
   Ser. 93A, F.R.W.D.
VMIG1             3.20
9/04/97      4,800        4,800,000
Puerto Rico Aqueduct & Swr. Auth.
Rev., Ser. A
AAA(c)            7.875
7/01/98      4,000 (d)    4,209,020
Puerto Rico Comnwlth.,
   Gov't. Dev. Bank., Ser. 95,
T.E.C.P.
A1+(c)            3.40
9/03/97      1,000        1,000,000
   Gov't. Dev. Bank., Ser. 95,
T.E.C.P.
A1+(c)            3.55
10/01/97      6,000
6,000,000
Riverside Cnty. Hsg. Auth.,
McKinely Hills Apt. Proj.,
   Ser. 85R, F.R.W.D.
A1+(c)            3.15
9/04/97     11,000       11,000,000
Sacramento Cnty. Hsg. Auth., Multi-
family Rev., Chesapeake
   Apts., Ser. A, F.R.W.D., A.M.T.
A1+(c)            3.20
9/04/97      5,000        5,000,000
Sacramento Cnty., Ser. 96, T.R.A.N.
MIG1              4.50
9/30/97     10,000       10,006,200
Salinas Multi-family Hsg. Rev.,
Brentwood Garden Apts.,
   Ser. 97A, F.R.W.D.
A1+(c)            3.10
9/04/97      7,480        7,480,000
San Bernardino Cnty. Redev. Agcy.,
Silverwood Apt. Proj.,
   Ser. 86, F.R.W.D., A.M.T.
A1+(c)            3.20
9/04/97      7,000        7,000,000
San Francisco Airport, A.M.T.
   Rapid Transport District, Ser.
97, T.E.C.P.                  P1
3.65       12/10/97      5,000
5,000,000
   Rapid Transport District, Ser.
97, T.E.C.P.                  P1
3.65       12/19/97      2,500
2,500,000
San Francisco Multi-family Hsg.
Rev., City Heights Apts.,
   Ser. 97A, F.R.W.D., A.M.T.
A1+(c)            3.15
9/03/97      4,000        4,000,000

-----------------------------------
-----------------------------------
----------
See Notes to Financial Statements.
4

Portfolio of Investments
PRUDENTIAL CALIFORNIA MUNICIPAL
FUND
as of August 31, 1997
CALIFORNIA MONEY MARKET SERIES
-----------------------------------
-----------------------------------
----------

Moody's
Principal

Rating         Interest
Maturity     Amount         Value
Description (a)
(Unaudited)        Rate
Date        (000)        (Note 1)
-----------------------------------
-----------------------------------
-----------------------------------
---------------------
San Jose Multi-family Hsg. Rev.,
Siena At Renaissance
   Square,
   Ser. 96B, F.R.W.D., A.M.T.
VMIG1             3.20%
9/03/97   $  5,000     $  5,000,000
San Luis Obispo Cnty., Ser. 97-98,
T.R.A.N.                     MIG1
4.50        7/08/98      8,000
8,041,152
San Marcos Ind. Dev. Auth. Rev.,
Village Square Proj.,
   Ser. 92, F.R.W.D.
Aa2               3.40
9/04/97      3,500        3,500,000
Santa Clara Cnty. Multi-family Hsg.
Rev., Refunding Rev.,
   Briarwood Apt. Proj., Ser. 96B,
F.R.W.D.                     A1+(c)
3.10        9/04/97      5,000
5,000,000
Southern Met. Wtr. Dist., T.E.C.P.
P1                3.80
9/30/97      5,000        5,000,000
Southern Pub. Pwr. Auth.,
Transmission Proj. Rev., Ser.
   91, F.R.W.D., A.M.B.A.C.
P1                2.95
9/03/97      4,700        4,700,000

------------
Total Investments--98.3%
(cost $ 280,559,792(e))
280,559,792
Other assets in excess of
liabilities--1.7%
4,720,611

------------
Net Assets--100%
$285,280,403

------------

------------

---------------
(a) The following abbreviations are
used in portfolio descriptions:
     A.M.B.A.C.--American Municipal
Bond Assurance Corporation.
     A.M.T.--Alternative Minimum
Tax.
     A.O.T.--Annual Optional
Tender.
     F.N.M.A.--Federal National
Mortgage Association.
     F.R.D.D.--Floating Rate
(Daily) Demand Note (b).
     F.R.W.D.--Floating Rate
(Weekly) Demand Note (b).
     F.S.A.--Financial Security
Assurance.
     M.B.I.A.--Municipal Bond
Insurance Association.
     T.E.C.P.--Tax-Exempt
Commercial Paper.
     T.R.A.N.--Tax & Revenue
Anticipation Note.
(b) For purposes of amortized cost
valuation, the maturity date of
Floating Rate
    Demand Notes is considered to
be the later of the next date on
which the
    security can be redeemed at
par, or the next date on which the
rate of
    interest is adjusted.
(c) Standard & Poor's Rating.
(d) Prerefunded issues are secured
by escrowed cash and/or direct U.S.
    guaranteed obligations.
(e) The cost of securities for
federal income tax purposes is
substantially the
    same as for financial reporting
purposes.
(f) Indicates a restricted
security; the cost of such security
is $10,000,000.
    The value ($10,000,000) is
approximately 3.5% of net assets.
NR--Not Rated by Moody's or
Standard & Poor's.
The Fund's current Statement of
Additional Information contains a
description of
Moody's and Standard & Poor's
ratings.
-----------------------------------
-----------------------------------
----------
See Notes to Financial Statements.
5

PRUDENTIAL CALIFORNIA MUNICIPAL
FUND
Statement of Assets and Liabilities
CALIFORNIA MONEY MARKET SERIES
-----------------------------------
-----------------------------------
----------

Assets
August 31, 1997
Investments, at amortized cost
which approximates market
value..............................
 ..............      $  280,559,792
Cash...............................
 ...................................
 ...................................
 .              37,457
Receivable for Series shares
sold...............................
 ...................................
 .......           6,011,933
Interest
receivable.........................
 ...................................
 ...........................
1,429,921
Other
assets.............................
 ...................................
 ..............................
7,113

---------------
   Total
assets.............................
 ...................................
 ...........................
288,046,216

---------------
Liabilities
Payable for Series shares
reacquired.........................
 ...................................
 ..........           2,436,912
Dividends
payable............................
 ...................................
 ..........................
126,076
Management fee
payable............................
 ...................................
 .....................
122,480
Accrued
expenses...........................
 ...................................
 ............................
56,904
Distribution fee
payable............................
 ...................................
 ...................
16,795
Deferred trustee's
fees...............................
 ...................................
 .................
6,646

---------------
   Total
liabilities........................
 ...................................
 ...........................
2,765,813

---------------
Net
Assets.............................
 ...................................
 ................................
$  285,280,403

---------------

---------------
Net assets were comprised of:
   Shares of beneficial interest,
at $.01 par
value..............................
 .........................      $
2,852,804
   Paid-in capital in excess of
par................................
 ...................................
 ....         282,427,599

---------------
Net assets, August 31,
1997...............................
 ...................................
 .............      $  285,280,403

---------------

---------------
Net asset value, offering price and
redemption price per share
   ($285,280,403 / 285,280,403
shares of beneficial interest
issued and outstanding; unlimited
number of
   shares
authorized)........................
 ...................................
 ..........................
$1.00

---------------

---------------

-----------------------------------
-----------------------------------
----------
See Notes to Financial Statements.
6

PRUDENTIAL CALIFORNIA MUNICIPAL
FUND
CALIFORNIA MONEY MARKET SERIES
Statement of Operations
-----------------------------------
-------------------------

Year Ended
Net Investment Income
August 31, 1997
Income
   Interest and discount
earned...............     $
9,815,721

---------------
Expenses
   Management
fee.............................
1,388,598
   Distribution
fee...........................
347,149
   Transfer agent's fees and
expenses.........         103,000
   Custodian's fees and
expenses..............
75,000
   Reports to
shareholders....................
57,000
   Registration
fees..........................
29,500
   Legal fees and
expenses....................
14,000
   Audit
fee................................
 ..          13,000
   Trustees' fees and
expenses................
8,000
   Insurance
expense..........................
7,000

Miscellaneous......................
 ........           2,260

---------------
      Total
expenses..........................
2,044,507
   Less: Custodian fee
credit.................
(8,872)

---------------
      Net
expenses...........................
 .       2,035,635

---------------
Net investment
income.........................
7,780,086
Realized Gain on Investments
Net realized gain on investment

transactions.......................
 ........           6,865

---------------
Net Increase in Net Assets
Resulting from
Operations.....................
$ 7,786,951

---------------

---------------

PRUDENTIAL CALIFORNIA MUNICIPAL
FUND
CALIFORNIA MONEY MARKET SERIES
Statement of Changes in Net Assets
-----------------------------------
-------------------------

Increase (Decrease)
Year Ended August 31,
in Net Assets
1997              1996
Operations
   Net investment income......  $
7,780,086    $     7,246,723
   Net realized gain on
      investment
      transactions............
6,865              1,708
                                ---
-----------    ---------------
   Net increase in net assets
      resulting from
      operations..............
7,786,951          7,248,431
                                ---
-----------    ---------------
Dividends and distributions
   (Note 1)...................
(7,786,951)        (7,248,431)
                                ---
-----------    ---------------
Series share transactions (at
   $1 per share)
   Net proceeds from shares
      sold....................
1,770,959,716      1,610,283,415
   Net asset value of shares
      issued in reinvestment
      of dividends and
      distributions...........
7,448,192          6,955,588
   Cost of shares
      reacquired..............
(1,742,960,108)    (1,596,786,261)
                                ---
-----------    ---------------
   Net increase in net assets
      from Series share
      transactions............
35,447,800         20,452,742
                                ---
-----------    ---------------
Total increase................
35,447,800         20,452,742
Net Assets
Beginning of year.............
249,832,603        229,379,861
                                ---
-----------    ---------------
End of year...................  $
285,280,403    $   249,832,603
                                ---
-----------    ---------------
                                ---
-----------    ---------------

-----------------------------------
-----------------------------------
----------
See Notes to Financial Statements.
7

PRUDENTIAL CALIFORNIA MUNICIPAL
FUND
Notes to Financial Statements
CALIFORNIA MONEY MARKET SERIES
-----------------------------------
-----------------------------------
----------
Prudential California Municipal
Fund (the 'Fund') is registered
under the
Investment Company Act of 1940, as
an open-end investment company. The
Fund was
organized as a Massachusetts
business trust on May 18, 1984 and
consists of
three series. The monies of each
series are invested in separate,
independently
managed portfolios. The California
Money Market Series (the 'Series')
commenced
investment operations on March 3,
1989. The Series is diversified and
seeks to
achieve its investment objective of
obtaining the maximum amount of
income
exempt from California state and
federal income taxes with the
minimum risk by
investing in 'investment grade' tax-
exempt securities having a maturity
of
thirteen months or less and whose
ratings are within the two highest
ratings
categories by a nationally
recognized statistical rating
organization or, if not
rated, are of comparable quality.
The ability of the issuers of the
securities
held by the Series to meet their
obligations may be affected by
economic
developments in a specific state,
industry or region.
-----------------------------------
-------------------------
Note 1. Accounting Policies

The following is a summary of
significant accounting policies
followed by the
Fund, and the Series, in the
preparation of its financial
statements.
Securities Valuations: Portfolio
securities of the Series are valued
at
amortized cost, which approximates
market value. The amortized cost
method of
valuation involves valuing a
security at its cost on the date of
purchase and
thereafter assuming a constant
amortization to maturity of any
discount or
premium.

All securities are valued as of
4:30 p.m., New York time.

The Series may hold up to 10% of
its net assets in illiquid
securities including
those which are restricted as to
disposition under securities law
('restricted
securities'). Restricted securities
held by the Series at August 31,
1997 do not
include rights with regard to
registration. Restricted securities
are valued
pursuant to the valuation
procedures noted above.

Securities Transactions and Net
Investment Income: Securities
transactions are
recorded on the trade date.
Realized gains and losses on sales
of investments
are calculated on the identified
cost basis. Interest income is
recorded on the
accrual basis. Expenses are
recorded on the accrual basis which
may require the
use of certain estimates by
management.

Federal Income Taxes: For federal
income tax purposes, each series in
the Fund
is treated as a separate taxpaying
entity. It is the intent of the
Series to
continue to meet the requirements
of the Internal Revenue Code
applicable to
regulated investment companies and
to continue to distribute all of
its net
income to shareholders. For this
reason, no federal income tax
provision is
required.

Dividends: The Series declares
daily dividends from net investment
income.
Payment of dividends is made
monthly.

Income distributions and capital
gain distributions are determined
in accordance
with income tax regulations which
may differ from generally accepted
accounting
principles.

Custody Fee Credits: The Fund has
an arrangement with its custodian
bank,
whereby uninvested monies earn
credits which reduce the fees
charged by the
custodian.
-----------------------------------
-------------------------
Note 2. Agreements

The Fund has a management agreement
with Prudential Investments Fund
Management
LLC ('PIFM'). Pursuant to this
agreement PIFM has responsibility
for all
investment advisory services and
supervises the subadviser's
performance of such
services. PIFM has entered into a
subadvisory agreement with The
Prudential
Investment Corporation ('PIC'); PIC
furnishes investment advisory
services in
connection with the management of
the Fund. PIFM pays for the cost of
the
subadviser's services, the
compensation of officers of the
Fund, occupancy and
certain clerical and bookkeeping
costs of the Fund. The Fund bears
all other
costs and expenses.

The management fee paid PIFM is
computed daily and payable monthly,
at an annual
rate of .50 of 1% of the average
daily net assets of the Series.

The Fund has a distribution
agreement with Prudential
Securities Incorporated
('PSI'), which acts as the
distributor of the Fund. The Series
reimbursed PSI
for distributing and servicing the
Series' shares pursuant to the plan
of
distribution at an annual rate of
 .125 of 1% of the Series' average
daily net
assets. The distribution fee is
accrued daily and payable monthly.
PSI, PIC, and PIFM are indirect,
wholly-owned subsidiaries of The
Prudential
Insurance Company of America.
-----------------------------------
-------------------------
Note 3. Other Transactions with
Affiliates

Prudential Mutual Fund Services LLC
('PMFS'), a wholly-owned subsidiary
of PIFM,
serves as the Fund's transfer
agent. During the year ended August
31, 1997, the
Series incurred fees of
approximately $89,800 for the
services of PMFS. As of
August 31, 1997, approximately
$6,300 of such fees were due to
PMFS. Transfer
agent fees and expenses in the
Statement of Operations include
certain
out-of-pocket expenses paid to non-
affiliates.
-----------------------------------
-----------------------------------
----------

PRUDENTIAL CALIFORNIA MUNICIPAL
FUND
Financial Highlights
CALIFORNIA MONEY MARKET SERIES
-----------------------------------
-----------------------------------
----------

Year Ended August 31,

-----------------------------------
------------

1997         1996         1995
1994

--------     --------     --------
--------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of
year...............................
 ...........    $   1.00     $
1.00     $   1.00     $   1.00
Net investment income and net
realized
gains/losses.......................
 ..         .03          .03
 .02(b)       .02
Dividends and
distributions......................
 ...........................
(.03)        (.03)        (.03)
(.02)
Capital contribution by
affiliate..........................
 .................          --
--          .01           --

--------     --------     --------
--------
Net asset value, end of
year...............................
 .................    $   1.00     $
1.00     $   1.00     $   1.00

--------     --------     --------
--------

--------     --------     --------
--------
TOTAL
RETURN(a):.........................
 ...................................
2.85%        2.88%        3.01%(b)
1.94%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year
(000)..............................
 .................    $285,280
$249,833     $229,380     $300,676
Average net assets
(000)..............................
 ......................    $277,720
$256,175     $243,130     $326,429
Ratios to average net assets:
   Expenses, including distribution
fee................................
 .....         .73%         .74%
 .78%         .73%
   Expenses, excluding distribution
fee................................
 .....         .61%         .62%
 .65%         .61%
   Net investment
income.............................
 .......................
2.80%        2.83%        2.93%
1.91%


1993

--------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of
year...............................
 ...........  $   1.00
Net investment income and net
realized
gains/losses.......................
 ..       .02
Dividends and
distributions......................
 ...........................
(.02)
Capital contribution by
affiliate..........................
 .................        --

--------
Net asset value, end of
year...............................
 .................  $   1.00

--------

--------
TOTAL
RETURN(a):.........................
 ...................................
1.86%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year
(000)..............................
 .................  $314,925
Average net assets
(000)..............................
 ......................  $319,464
Ratios to average net assets:
   Expenses, including distribution
fee................................
 .....       .76%
   Expenses, excluding distribution
fee................................
 .....       .63%
   Net investment
income.............................
 .......................      1.83%

---------------
(a) Total return includes
reinvestment of dividends and
distributions.
(b) Includes $.01 of net realized
loss on investment transactions
that were
    offset by a capital
contribution by affiliate.
   Without the effect of the
capital contribution, the Series'
total return
   would have been 1.88%.
-----------------------------------
-----------------------------------
----------
See Notes to Financial Statements.
9

PRUDENTIAL CALIFORNIA MUNICIPAL
FUND
Report of Independent Accountants
CALIFORNIA MONEY MARKET SERIES
-----------------------------------
-----------------------------------
----------
To the Shareholders and Board of
Trustees of
Prudential California Municipal
Fund, California Money Market
Series:

In our opinion, the accompanying
statement of assets and
liabilities, including
the portfolio of investments, and
the related statements of
operations and of
changes in net assets and the
financial highlights present
fairly, in all
material respects, the financial
position of Prudential California
Municipal
Fund, California Money Market
Series (the 'Fund', one of the
portfolios
constituting Prudential California
Municipal Fund) at August 31, 1997,
and the
results of its operations, the
changes in its net assets and the
financial
highlights for the year then ended,
in conformity with generally
accepted
accounting principles. These
financial statements and financial
highlights
(hereafter referred to as
'financial statements') are the
responsibility of the
Fund's management; our
responsibility is to express an
opinion on these
financial statements based on our
audit. We conducted our audit of
these
financial statements in accordance
with generally accepted auditing
standards
which require that we plan and
perform the audit to obtain
reasonable assurance
about whether the financial
statements are free of material
misstatement. An
audit includes examining, on a test
basis, evidence supporting the
amounts and
disclosures in the financial
statements, assessing the
accounting principles
used and significant estimates made
by management, and evaluating the
overall
financial statement presentation.
We believe that our audit, which
included
confirmation of securities at
August 31, 1997 by correspondence
with the
custodian, provides a reasonable
basis for the opinion expressed
above. The
accompanying statement of changes
in net assets for the year ended
August 31,
1996 and the financial highlights
for each of the four periods in the
period
ended August 31, 1996 were audited
by other independent accountants,
whose
opinion dated October 14, 1996 was
unqualified.

PRICE WATERHOUSE LLP
1177 Avenue of the Americas
New York, New York
October 20, 1997
-----------------------------------
-----------------------------------
----------

PRUDENTIAL CALIFORNIA MUNICIPAL
FUND
Change of Auditors
CALIFORNIA MONEY MARKET SERIES
-----------------------------------
-----------------------------------
----------
   Effective March 1, 1997,
Deloitte & Touche LLP was
terminated as the Fund's
auditors. For the years ended
August 31, 1993 through August 31,
1996, Deloitte
& Touche LLP expressed an
unqualified opinion on the Series'
financial
statements. There were no
disagreements between Fund
management and Deloitte &
Touche LLP prior to their
termination. The Board of Trustees
approved the
termination of Deloitte & Touche
LLP and the appointment of Price
Waterhouse LLP
as the Fund's independent
accountants.



PRUDENTIAL CALIFORNIA MUNICIPAL
FUND
Federal Income Tax Information
CALIFORNIA MONEY MARKET SERIES
-----------------------------------
-----------------------------------
----------
We are required by the Internal
Revenue Code to advise you within
60 days of the
Series' fiscal year end (August 31,
1997) as to the federal tax status
of
dividends and distributions paid by
the Series during such fiscal year.
Accordingly, we are advising you
that for the year ended August 31,
1997,
dividends paid from net investment
income totalling $.03 per share
were
federally tax-exempt interest
dividends.
-----------------------------------
-----------------------------------
----------

Getting The Most From Your
Prudential Mutual Fund.
-----------------------------------
-----------------------------------
---------
Change Your Mind.
You can exchange your shares in
most Prudential Mutual Funds for
shares in most
other Prudential Mutual Funds,
without charges. This may be most
helpful if
your investment needs change.
-----------------------------------
-----------------------------------
---------
Reinvest Dividends Free Of Charge.
Reinvest your dividends and/or
capital gains distributions
automatically --
without charge.
-----------------------------------
-----------------------------------
---------
Invest For Retirement.
There is no minimum investment for
an IRA. Plus, you defer taxes on
your
investment earnings by investing in
an IRA.

If you'd like, you can contribute
up to $2,000 a year in an IRA. And
if you are
married and not covered by a
retirement plan at work, you and
your spouse may
each contribute $2,000 a year to an
IRA for a total of $4,000.
-----------------------------------
-----------------------------------
---------
Change Your Job.
You can take your pension with you.
Use a rollover IRA to manage your
company-sponsored retirement plan
while retaining the special tax-
deferred
advantages.
-----------------------------------
-----------------------------------
---------
Invest In Your Children.
There's no fee to open a custodial
account for a child's education or
other
needs.
-----------------------------------
-----------------------------------
---------
Take Income.
Would you like to receive monthly
or quarterly checks in any amount
from your
fund account? Just let us know.
We'll take care of it. Of course,
there are
minimum amounts. And shares
redeemed may be subject to tax, and
Class B and C
shares may be subject to contingent
deferred sales charges. We'll
gladly
answer your questions.
-----------------------------------
-----------------------------------
---------
Keep Informed.
We want to keep you up-to-date. Of
course, you receive account
activity
statements every quarter. But you
also receive annual and semi-annual
fund
reports, as well as other important
updates on events that affect your
investments, including tax
information.

This material is only authorized
for distribution when preceded or
accompanied
by a current prospectus. Read the
prospectus carefully before you
invest or
send money.

Getting The Most From Your
Prudential Mutual Fund.
How many times have you read these
letters -- or other financial
materials --
and stumbled across a word that you
don't understand?

Many shareholders have run into the
same problem. We'd like to help. So
we'll
use this space from time to time to
explain some of the words you might
have
read, but not understood. And if
you have a favorite word that no
one can
explain to your satisfaction,
please write to us.

Basis Point: One 1/100th of 1%. For
example, one half of one percentage
point
is 50 basis points.

Call Option: A contract giving the
holder a right to buy stocks or
bonds at a
predetermined price (called the
strike price) before a
predetermined expiration
date. A buyer of a call option
generally expects to benefit from a
rise in the
price of the stock or bond.

Capital Gain/Capital Loss: The
difference between the cost of a
capital asset
(for example, a stock, bond or
mutual fund share) and its selling
price. Under
current law the federal income tax
rate for individuals on a long-term
capital
gain is up to 28%.

Collateralized Mortgage Obligations
(CMOs): Pools of mortgage-backed
securities
sliced in maturity ranges that bear
differing interest rates. These
instruments
are sensitive to changes in
interest rates and homeowner
refinancing activity.
They are subject to prepayment and
maturity extension risk.

Derivatives: Securities that derive
their value from another security.
The rate
of return of these financial
products rises and falls --
sometimes very
suddenly -- in response to changes
in some specific interest rate,
currency,
stock or other variable.

Discount Rate: The interest rate
charged by the Federal Reserve on
loans to
banks and other depository
institutions.

Federal Funds Rate: The interest
rate charged by one bank to another
on
overnight loans.

Futures Contract: An agreement to
deliver a specific amount of a
commodity or
financial instrument at a set price
at a stipulated time in the future.

Leverage: The use of borrowed
assets to enhance return on equity.
The
expectation is that the interest
rate charged will be lower than the
return on
the investment. While leverage can
increase profits, it can also
magnify
losses.

Liquidity: The ease with which a
financial instrument (or mutual
fund) can be
bought or sold (converted into
cash) in the financial markets.

Price/Earnings Ratio: The price of
a share of stock divided by the
earnings
per share for a 12-month period.

Option: An agreement to sell
something, such as shares of stock,
by a certain
time for a specified price. An
option need not be exercised.

Spread: The difference between two
values; most often used to describe
the
difference between prices bid and
asked for a security.

Yankee Bond: A bond denominated in
U.S. dollars but sold by a foreign
company
or government in the U.S. market.

Prudential Mutual Funds
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

(800) 225-1852
http://www.prudential.com

Trustees
Edward D. Beach
Eugene C. Dorsey
Delayne Dedrick Gold
Robert F. Gunia
Harry A. Jacobs, Jr.
Donald D. Lennox
Mendel A. Melzer
Thomas T. Mooney
Thomas H. O'Brien
Richard A. Redeker
Nancy H. Teeters
Louis A. Weil, III

Officers
Richard A. Redeker, President
Thomas A. Early, Vice President
Grace C. Torres, Treasurer

Stephen M. Ungerman, Assistant
Treasurer
S. Jane Rose, Secretary
Deborah A. Docs, Assistant
Secretary
Deborah A. Garfield, Assistant
Secretary

Manager
Prudential Investments Fund
Management LLC
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

Investment Adviser
The Prudential Investment
Corporation
Prudential Plaza
Newark, NJ 07102-3777

Distributor
Prudential Securities Incorporated
One Seaport Plaza
New York, NY 10292

Custodian
State Street Bank and Trust Company
One Heritage Drive
North Quincy, MA 02171

Transfer Agent
Prudential Mutual Fund Services LLC
P.O. Box 15005
New Brunswick, NJ 08906

Independent Accountants
Price Waterhouse LLP
1177 Avenue of the Americas
New York, NY 10036

Legal Counsel
Shereff, Friedman, Hoffman &
Goodman, LLP
919 Third Avenue
New York, NY 10022

The views expressed in this report
and information about the
Series'portfolio
holdings are for the period covered
by this report and are subject to
change
thereafter.

This report is not authorized for
distribution to prospective
investors unless
preceded or accompanied by a
current prospectus.

744313503   MF139E
            Cat. #642862U